UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-08342

Global Macro Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2017

Date of Reporting Period

Item 1. Reports to Stockholders

Global Macro Portfolio

October 31, 2017

Consolidated Portfolio of Investments

Foreign Government Bonds — 62.0%

Security		Principal Amount (000’s omitted)	Value

Albania — 1.2%
Albania Government Bond, 8.80%, 10/23/25	ALL	480,800	$4,794,795
Albania Government Bond, 8.93%, 4/23/25	ALL	224,390	2,252,997
Republic of Albania, 5.75%, 11/12/20(1)	EUR	46,284	60,795,464

Total Albania			$67,843,256

Argentina — 0.7%
Argentina POM Politica Monetaria, 27.146%, (ARPP7DRR), 6/21/20(2)	ARS	505,160	$30,774,779
Republic of Argentina, 2.40%, 3/18/18	USD	5,866	5,806,168

Total Argentina			$36,580,947

Australia — 1.7%
Australia Government Bond, 3.00%, 3/21/47(1)(3)	AUD	92,872	$65,338,759
Australia Government Bond, 3.25%, 6/21/39(1)(3)	AUD	35,500	27,157,069

Total Australia			$92,495,828

Azerbaijan — 0.0%(4)
Republic of Azerbaijan, 5.125%, 9/1/29(5)	USD	2,116	$2,118,899

Total Azerbaijan			$2,118,899

Barbados — 0.5%
Barbados Government International Bond, 6.625%, 12/5/35(1)	USD	28,835	$23,356,350
Barbados Government International Bond, 6.625%, 12/5/35(5)	USD	3,291	2,665,710
Barbados Government International Bond, 7.00%, 8/4/22(1)	USD	275	250,354
Barbados Government International Bond, 7.00%, 8/4/22(5)	USD	2,200	2,002,836

Total Barbados			$28,275,250

Belarus — 1.4%
Republic of Belarus, 6.875%, 2/28/23(1)	USD	38,971	$41,544,645
Republic of Belarus, 7.625%, 6/29/27(1)	USD	33,179	36,687,679

Total Belarus			$78,232,324

China — 0.0%(4)
China Government Bond, 3.40%, 2/9/27	CNY	10,000	$1,458,592

Total China			$1,458,592

Security		Principal Amount (000’s omitted)	Value

Costa Rica — 0.0%(4)
Titulo Propiedad UD, 1.00%, 1/12/22(6)	CRC	1,602,413	$2,307,735

Total Costa Rica			$2,307,735

Croatia — 0.9%
Croatia, 6.75%, 11/5/19(1)	USD	46,000	$49,669,420

Total Croatia			$49,669,420

Cyprus — 2.6%
Republic of Cyprus, 3.75%, 7/26/23(1)	EUR	48,571	$65,180,802
Republic of Cyprus, 3.875%, 5/6/22(1)	EUR	19,447	25,937,126
Republic of Cyprus, 4.25%, 11/4/25(1)	EUR	38,340	53,496,376

Total Cyprus			$144,614,304

Czech Republic — 1.9%
Czech Republic Government Bond, 0.00%, 1/22/18(1)	CZK	2,285,000	$104,001,546

Total Czech Republic			$104,001,546

Dominican Republic — 3.2%
Dominican Republic, 10.375%, 3/4/22(1)	DOP	2,115,900	$46,241,392
Dominican Republic, 10.40%, 5/10/19(1)	DOP	1,674,800	35,904,538
Dominican Republic, 14.00%, 6/8/18(1)	DOP	1,783,800	38,377,236
Dominican Republic, 15.00%, 4/5/19(1)	DOP	541,100	12,321,644
Dominican Republic, 15.95%, 6/4/21(1)	DOP	239,300	6,066,336
Dominican Republic, 16.00%, 7/10/20(1)	DOP	1,417,800	34,718,018
Dominican Republic, 16.95%, 2/4/22(1)	DOP	110,200	2,913,135

Total Dominican Republic			$176,542,299

Ecuador — 0.5%
Republic of Ecuador, 10.50%, 3/24/20(1)	USD	22,880	$24,939,200
Republic of Ecuador, 10.50%, 3/24/20(5)	USD	3,199	3,486,910

Total Ecuador			$28,426,110

El Salvador — 2.9%
Republic of El Salvador, 5.875%, 1/30/25(1)	USD	4,877	$4,840,423
Republic of El Salvador, 6.375%, 1/18/27(1)	USD	20,895	20,868,881
Republic of El Salvador, 7.375%, 12/1/19(1)	USD	16,930	17,628,362
Republic of El Salvador, 7.65%, 6/15/35(1)	USD	9,508	9,959,630
Republic of El Salvador, 7.75%, 1/24/23(1)	USD	49,885	54,125,225
Republic of El Salvador, 8.25%, 4/10/32(1)	USD	5,987	6,690,473
Republic of El Salvador, 8.625%, 2/28/29(1)	USD	38,381	43,562,435
Republic of El Salvador, 8.625%, 2/28/29(5)	USD	1,384	1,570,840

Total El Salvador			$159,246,269

21	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2017

Consolidated Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Fiji — 0.7%
Republic of Fiji, 6.625%, 10/2/20(1)	USD	39,998	$40,050,037

Total Fiji			$40,050,037

Georgia — 0.2%
Georgia Treasury Bond, 6.75%, 10/6/18	GEL	390	$148,768
Georgia Treasury Bond, 8.00%, 6/9/18	GEL	4,854	1,868,604
Georgia Treasury Bond, 10.50%, 2/5/25	GEL	2,395	1,020,674
Georgia Treasury Bond, 11.75%, 4/28/21	GEL	2,682	1,158,655
Georgia Treasury Bond, 13.375%, 3/10/18	GEL	10,230	4,003,418
Georgia Treasury Bond, 14.375%, 7/16/20	GEL	1,998	893,550

Total Georgia			$9,093,669

Germany — 0.3%
Bundesrepublik Deutschland, 3.50%, 7/4/19(1)	EUR	15,000	$18,737,926

Total Germany			$18,737,926

Honduras — 0.4%
Honduras Government International Bond, 6.25%, 1/19/27(1)	USD	9,705	$10,514,106
Honduras Government International Bond, 7.50%, 3/15/24(1)	USD	7,987	9,105,180

Total Honduras			$19,619,286

Iceland — 2.5%
Republic of Iceland, 5.00%, 11/15/28	ISK	2,106,105	$20,050,432
Republic of Iceland, 6.25%, 2/5/20	ISK	90,991	893,348
Republic of Iceland, 6.50%, 1/24/31	ISK	6,858,057	74,639,165
Republic of Iceland, 7.25%, 10/26/22	ISK	692,226	7,280,617
Republic of Iceland, 8.00%, 6/12/25	ISK	2,878,976	32,701,362

Total Iceland			$135,564,924

India — 3.6%
India Government Bond, 6.79%, 12/26/29	INR	2,000,000	$30,146,091
India Government Bond, 6.97%, 9/6/26	INR	1,200,000	18,550,100
India Government Bond, 7.73%, 12/19/34	INR	729,100	11,699,640
India Government Bond, 7.88%, 3/19/30	INR	5,192,580	84,396,836
India Government Bond, 7.95%, 8/28/32	INR	474,800	7,728,425
National Highways Authority of India, 7.17%, 12/23/21	INR	1,750,000	27,092,190
National Highways Authority of India, 7.60%, 3/18/22	INR	1,000,000	15,704,020

Total India			$195,317,302

Security		Principal Amount (000’s omitted)	Value

Indonesia — 1.4%
Indonesia Government Bond, 7.50%, 5/15/38	IDR	247,347,000	$18,504,747
Indonesia Government Bond, 8.25%, 5/15/36	IDR	178,242,000	14,226,505
Indonesia Government Bond, 8.375%, 3/15/34	IDR	73,024,000	5,847,304
Indonesia Government Bond, 8.75%, 5/15/31	IDR	483,258,000	40,085,917

Total Indonesia			$78,664,473

Japan — 2.1%
Japan Government CPI Linked Bond, 0.10%, 9/10/24(6)	JPY	4,731,200	$43,627,485
Japan Government CPI Linked Bond, 0.10%, 3/10/25(6)	JPY	7,918,706	73,020,211

Total Japan			$116,647,696

Kazakhstan — 0.3%
Kazakhstan Government International Bond, 9.60%, 4/3/21	KZT	5,807,290	$17,943,358

Total Kazakhstan			$17,943,358

Macedonia — 3.0%
Republic of Macedonia, 3.975%, 7/24/21(1)	EUR	20,075	$24,955,198
Republic of Macedonia, 3.975%, 7/24/21(5)	EUR	57,150	71,043,066
Republic of Macedonia, 4.875%, 12/1/20(1)	EUR	39,600	50,334,641
Republic of Macedonia, 4.875%, 12/1/20(5)	EUR	9,255	11,763,815
Republic of Macedonia, 5.625%, 7/26/23(1)	EUR	3,377	4,442,981

Total Macedonia			$162,539,701

New Zealand — 4.0%
New Zealand Government Bond, 2.00%, 9/20/25(1)(6)	NZD	98,789	$70,007,531
New Zealand Government Bond, 2.50%, 9/20/35(1)(6)	NZD	43,192	32,263,128
New Zealand Government Bond, 2.50%, 9/20/40(6)	NZD	56,822	41,338,231
New Zealand Government Bond, 3.00%, 9/20/30(1)(6)	NZD	92,510	73,005,511

Total New Zealand			$216,614,401

Peru — 2.3%
Peru Government Bond, 5.70%, 8/12/24	PEN	60,930	$19,909,986
Peru Government Bond, 6.35%, 8/12/28	PEN	51,138	16,932,821
Peru Government Bond, 8.20%, 8/12/26	PEN	238,011	89,894,569

Total Peru			$126,737,376

Philippines — 0.7%
Republic of the Philippines, 6.25%, 1/14/36	PHP	1,649,000	$35,991,162

Total Philippines			$35,991,162

22	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2017

Consolidated Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Rwanda — 0.1%
Republic of Rwanda, 6.625%, 5/2/23(1)	USD	6,029	$6,272,927

Total Rwanda			$6,272,927

Serbia — 11.4%
Republic of Serbia, 4.875%, 2/25/20(1)	USD	26,685	$27,840,834
Republic of Serbia, 5.25%, 11/21/17(1)	USD	149,982	150,304,311
Republic of Serbia, 5.875%, 12/3/18(1)	USD	97,086	100,546,534
Serbia Treasury Bond, 5.75%, 7/21/23	RSD	18,727,320	190,729,016
Serbia Treasury Bond, 6.00%, 2/22/19	RSD	2,703,190	27,307,280
Serbia Treasury Bond, 10.00%, 1/24/18	RSD	673,100	6,695,596
Serbia Treasury Bond, 10.00%, 3/2/18	RSD	362,710	3,636,916
Serbia Treasury Bond, 10.00%, 4/27/18	RSD	1,327,010	13,395,192
Serbia Treasury Bond, 10.00%, 6/5/21	RSD	2,528,370	29,262,079
Serbia Treasury Bond, 10.00%, 2/5/22	RSD	5,925,250	69,617,415
Serbia Treasury Bond, 10.00%, 10/23/24	RSD	230,000	2,781,722

Total Serbia			$622,116,895

Sri Lanka — 4.1%
Sri Lanka Government Bond, 8.00%, 11/15/18	LKR	3,855,300	$24,783,763
Sri Lanka Government Bond, 8.00%, 11/1/19	LKR	141,000	889,253
Sri Lanka Government Bond, 8.50%, 5/1/19	LKR	432,000	2,769,755
Sri Lanka Government Bond, 8.75%, 10/15/18	LKR	2,397,000	15,512,136
Sri Lanka Government Bond, 9.00%, 5/1/21	LKR	2,522,000	15,947,774
Sri Lanka Government Bond, 9.25%, 5/1/20	LKR	2,352,630	15,103,862
Sri Lanka Government Bond, 9.45%, 10/15/21	LKR	1,565,000	10,035,936
Sri Lanka Government Bond, 10.00%, 10/1/22	LKR	2,040,300	13,197,490
Sri Lanka Government Bond, 10.25%, 3/15/25	LKR	1,991,100	12,912,839
Sri Lanka Government Bond, 10.60%, 7/1/19	LKR	784,840	5,188,864
Sri Lanka Government Bond, 10.60%, 9/15/19	LKR	1,951,000	12,882,061
Sri Lanka Government Bond, 10.75%, 3/1/21	LKR	1,597,000	10,610,754
Sri Lanka Government Bond, 11.00%, 8/1/21	LKR	1,216,310	8,138,102
Sri Lanka Government Bond, 11.00%, 8/1/24	LKR	1,536,000	10,329,329
Sri Lanka Government Bond, 11.00%, 8/1/25	LKR	218,000	1,470,630
Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	3,712,750	24,990,402
Sri Lanka Government Bond, 11.20%, 7/1/22	LKR	641,830	4,338,107
Sri Lanka Government Bond, 11.20%, 9/1/23	LKR	1,035,380	7,025,137
Sri Lanka Government Bond, 11.40%, 1/1/24	LKR	971,000	6,664,230
Sri Lanka Government Bond, 11.50%, 12/15/21	LKR	1,295,000	8,868,168
Sri Lanka Government Bond, 11.50%, 5/15/23	LKR	121,000	828,201
Sri Lanka Government Bond, 11.50%, 8/1/26	LKR	1,859,000	12,873,670

Total Sri Lanka			$225,360,463

Security		Principal Amount (000’s omitted)	Value

Suriname — 0.7%
Republic of Suriname, 9.25%, 10/26/26(1)	USD	36,964	$40,244,555

Total Suriname			$40,244,555

Tanzania — 2.2%
United Republic of Tanzania, 7.452%, (6 mo. USD LIBOR + 6.00%), 3/9/20(1)(2)	USD	115,007	$121,018,027

Total Tanzania			$121,018,027

Thailand — 2.5%
Thailand Government Bond, 1.20%, 7/14/21(1)(6)	THB	2,030,530	$60,805,963
Thailand Government Bond, 1.25%, 3/12/28(1)(6)	THB	2,531,027	74,256,068

Total Thailand			$135,062,031

Turkey — 2.0%
Republic of Turkey, 4.875%, 10/9/26	USD	26,700	$26,121,037
Republic of Turkey, 7.00%, 6/5/20	USD	24,589	26,660,869
Republic of Turkey, 7.375%, 2/5/25	USD	47,600	54,681,500

Total Turkey			$107,463,406

Total Foreign Government Bonds (identified cost $3,261,126,648)			$3,402,872,394

Foreign Corporate Bonds — 2.1%

Security		Principal Amount (000’s omitted)	Value

Argentina — 0.4%
Banco Hipotecario SA, 23.708%, (Badlar + 2.50%), 1/12/20(1)(2)	ARS	200,000	$11,364,236
YPF SA, 25.458%, (Badlar + 4.00%), 7/7/20(1)(2)	USD	12,483	11,967,827

Total Argentina			$23,332,063

Ecuador — 0.4%
EP PetroEcuador via Noble Sovereign Funding I, Ltd., 6.961%, (3 mo. USD LIBOR + 5.63%), 9/24/19(1)(2)	USD	7,240	$7,406,089
Petroamazonas EP, 4.625%, 2/16/20(1)	USD	13,490	13,141,958

Total Ecuador			$20,548,047

Georgia — 0.2%
Bank of Georgia JSC, 11.00%, 6/1/18	GEL	18,730	$7,208,179
Bank of Georgia JSC, 11.00%, 6/1/20(1)	GEL	4,655	1,803,010

Total Georgia			$9,011,189

23	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2017

Consolidated Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Honduras — 0.2%
Inversiones Atlantida SA, 8.25%, 7/28/22(1)	USD	9,010	$9,415,450

Total Honduras			$9,415,450

India — 0.9%
LIC Housing Finance, Ltd., 7.48%, 6/10/22	INR	200,000	$3,084,103
Power Finance Corp., Ltd., 7.40%, 9/30/21	INR	472,000	7,252,198
Power Finance Corp., Ltd., 7.47%, 9/16/21	INR	892,000	13,758,900
Power Finance Corp., Ltd., 7.50%, 8/16/21	INR	500,000	7,718,579
Power Finance Corp., Ltd., 7.75%, 3/22/27	INR	1,214,000	19,348,569

Total India			$51,162,349

Total Foreign Corporate Bonds (identified cost $117,149,081)			$113,469,098

Sovereign Loans — 2.2%

Borrower		Principal Amount (000’s omitted)	Value

Barbados — 0.6%
Government of Barbados, Term Loan, 11.44%, (3 mo. USD LIBOR + 10.00%), Maturing December 20, 2019(2)(7)		$32,200	$32,340,135

Total Barbados			$32,340,135

Ethiopia — 0.2%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 5.21%, (6 mo. USD LIBOR + 3.75%), Maturing August 1, 2021(2)(7)		$13,867	$13,630,670

Total Ethiopia			$13,630,670

Kenya — 0.1%
Government of Kenya, Term Loan, 6.53%, (6 mo. USD LIBOR + 5.00%), Maturing April 18, 2019(2)		$3,806	$3,806,000

Total Kenya			$3,806,000

Macedonia — 0.2%
Republic of Macedonia, Term Loan, 3.60%, (6 mo. EURIBOR + 4.50%), Maturing December 16, 2022(2)(8)	EUR	11,000	$13,095,238

Total Macedonia			$13,095,238

Borrower	Principal Amount (000’s omitted)	Value

Tanzania — 1.1%
Government of the United Republic of Tanzania, Term Loan, 6.65%, (6 mo. USD LIBOR + 5.20%), Maturing June 23, 2022(2)	$59,140	$60,323,273

Total Tanzania		$60,323,273

Total Sovereign Loans (identified cost $119,741,630)		$123,195,316

Debt Obligations — United States — 9.4%

Corporate Bonds & Notes — 0.0%(4)

Security	Principal Amount	Value
Eaton Corp., 8.875%, 6/15/19	$500,000	$547,943

Total Corporate Bonds & Notes (identified cost $507,223)		$547,943

Collateralized Mortgage Obligations — 3.5%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
Series 4, Class D, 8.00%, 12/25/22	$68,047	$74,608
Series 1548, Class Z, 7.00%, 7/15/23	76,711	83,943
Series 1650, Class K, 6.50%, 1/15/24	427,489	466,035
Series 1817, Class Z, 6.50%, 2/15/26	70,943	78,484
Series 1927, Class ZA, 6.50%, 1/15/27	243,717	270,221
Series 2127, Class PG, 6.25%, 2/15/29	363,230	398,873
Series 2344, Class ZD, 6.50%, 8/15/31	563,307	643,544
Series 2458, Class ZB, 7.00%, 6/15/32	1,014,065	1,178,133

		$3,193,841

Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
Series 2017-DNA1, Class M2, 4.488%, (1 mo. USD LIBOR + 3.25%), 7/25/29(2)	$4,352,707	$4,589,150
Series 2017-DNA2, Class M2, 4.688%, (1 mo. USD LIBOR + 3.45%), 10/25/29(2)	18,445,000	19,600,408
Series 2017-DNA3, Class M2, 3.738%, (1 mo. USD LIBOR + 2.50%), 3/25/30(2)	29,000,000	29,331,165

		$53,520,723

Federal National Mortgage Association:
Series G48, Class Z, 7.10%, 12/25/21	$228,814	$245,560
Series G92-60, Class Z, 7.00%, 10/25/22	348,871	376,373
Series G93-1, Class K, 6.675%, 1/25/23	361,542	388,995
Series G94-7, Class PJ, 7.50%, 5/17/24	393,554	436,109

24	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2017

Consolidated Portfolio of Investments — continued

Security	Principal Amount	Value
Federal National Mortgage Association: (continued)
Series 1992-180, Class F, 2.388%, (1 mo. USD LIBOR + 1.15%), 10/25/22(2)	$288,441	$292,048
Series 1993-16, Class Z, 7.50%, 2/25/23	261,253	286,041
Series 1993-79, Class PL, 7.00%, 6/25/23	162,106	176,785
Series 1993-104, Class ZB, 6.50%, 7/25/23	68,517	74,227
Series 1993-121, Class Z, 7.00%, 7/25/23	1,046,691	1,141,181
Series 1993-141, Class Z, 7.00%, 8/25/23	212,332	232,554
Series 1994-42, Class ZQ, 7.00%, 4/25/24	1,356,025	1,489,920
Series 1994-79, Class Z, 7.00%, 4/25/24	265,744	291,587
Series 1994-89, Class ZQ, 8.00%, 7/25/24	209,321	234,964
Series 1996-35, Class Z, 7.00%, 7/25/26	63,792	71,442
Series 1998-16, Class H, 7.00%, 4/18/28	242,313	274,846
Series 1998-44, Class ZA, 6.50%, 7/20/28	424,137	474,677
Series 1999-25, Class Z, 6.00%, 6/25/29	411,357	456,051
Series 2000-2, Class ZE, 7.50%, 2/25/30	110,601	126,559
Series 2000-49, Class A, 8.00%, 3/18/27	333,412	380,474
Series 2001-31, Class ZA, 6.00%, 7/25/31	3,390,871	3,763,985
Series 2001-74, Class QE, 6.00%, 12/25/31	922,446	1,031,469
Series 2009-48, Class WA, 5.827%, 7/25/39(9)	4,208,315	4,603,705
Series 2011-38, Class SA, 9.786%, (13.50% - 1 mo. USD LIBOR), 5/25/41(10)	4,488,411	5,283,268

		$22,132,820

Federal National Mortgage Association Connecticut Avenue Securities:
Series 2017-C01, Class 1M2, 4.788%, (1 mo. USD LIBOR + 3.55%), 7/25/29(2)	$10,639,056	$11,346,618
Series 2017-C03, Class 1M2, 4.238%, (1 mo. USD LIBOR + 3.00%), 10/25/29(2)	30,940,000	32,047,148
Series 2017-C05, Class 1M2, 3.438%, (1 mo. USD LIBOR + 2.20%), 1/25/30(2)	27,000,000	26,861,458
Series 2017-C06, Class 1M2, 3.888%, (1 mo. USD LIBOR + 2.65%), 2/25/30(2)	38,950,000	39,619,445

		$109,874,669

Government National Mortgage Association:
Series 2001-35, Class K, 6.45%, 10/26/23	$90,737	$98,317

		$98,317

Total Collateralized Mortgage Obligations (identified cost $183,960,549)		$188,820,370

Mortgage Pass-Throughs — 3.7%

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.:
2.858%, (COF + 1.25%), with maturity at 2035(11)	$2,229,009	$2,305,811

Security	Principal Amount	Value
Federal Home Loan Mortgage Corp.: (continued)
3.009%, (COF + 2.39%), with maturity at 2023(11)	$50,730	$52,139
3.327%, (1 yr. CMT + 2.33%), with maturity at 2036(11)	2,407,679	2,550,900
3.554%, (COF + 1.25%), with maturity at 2029(11)	150,038	149,725
4.407%, (COF + 1.25%), with maturity at 2030(11)	441,908	472,075
4.50%, with maturity at 2035	339,555	361,989
6.00%, with various maturities to 2035	9,267,541	10,412,836
6.50%, with various maturities to 2036	16,421,152	18,674,081
6.60%, with maturity at 2030	984,386	1,143,055
7.00%, with various maturities to 2036	16,868,338	19,548,462
7.31%, with maturity at 2026	64,496	72,991
7.50%, with various maturities to 2035	9,435,303	10,812,770
7.95%, with maturity at 2022	133,116	142,263
8.00%, with various maturities to 2034	4,024,352	4,634,184
8.15%, with maturity at 2021	25,149	26,291
8.30%, with maturity at 2021	8,210	8,537
8.50%, with maturity at 2025	110,750	120,518
9.00%, with various maturities to 2027	395,885	429,907
9.50%, with maturity at 2027	68,553	73,595
10.00%, with various maturities to 2020	34,277	35,362
10.50%, with maturity at 2021	31,131	31,234

		$72,058,725

Federal National Mortgage Association:
1.898%, (COF + 1.25%), with various maturities to 2033(11)	$3,197,605	$3,225,284
1.948%, (COF + 1.25%), with maturity at 2027(11)	130,287	131,350
2.057%, (COF + 1.40%), with maturity at 2025(11)(12)	507,969	513,471
2.257%, (COF + 1.60%), with maturity at 2024(11)	303,718	308,079
2.794%, (COF + 2.17%), with maturity at 2023(11)	29,995	30,277
2.889%, (1 yr. CMT + 2.15%), with maturity at 2028(11)	157,747	163,622
3.553%, (COF + 1.25%), with maturity at 2034(11)	1,300,498	1,372,009
3.699%, (COF + 1.25%), with maturity at 2035(11)	3,671,576	3,861,724
3.834%, (COF + 1.78%), with maturity at 2035(11)	3,510,267	3,749,896
5.50%, with maturity at 2020	83,433	85,365
6.00%, with various maturities to 2038	50,821,582	57,051,199
6.324%, (COF + 2.00%, Floor 6.32%), with maturity at 2032(11)	1,291,946	1,412,592

25	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2017

Consolidated Portfolio of Investments — continued

Security	Principal Amount	Value
Federal National Mortgage Association: (continued)
6.50%, with various maturities to 2038	$17,473,030	$19,849,364
7.00%, with various maturities to 2035	19,392,200	22,515,248
7.435%, (1 yr. CMT + 2.15%), with maturity at 2025(11)	32,515	34,549
7.50%, with various maturities to 2035	5,982,149	6,881,184
8.00%, with various maturities to 2034	2,100,630	2,405,468
8.50%, with various maturities to 2037	4,366,032	5,205,088
9.00%, with various maturities to 2032	691,814	774,655
9.118%, with maturity at 2028(9)	8,046	8,684
9.50%, with various maturities to 2031	322,536	357,898
9.835%, with maturity at 2027(9)	29,296	31,124
10.50%, with maturity at 2029	55,769	58,899
11.50%, with maturity at 2031	141,754	176,036

		$130,203,065

Government National Mortgage Association:
2.25%, (1 yr. CMT + 1.50%), with maturity at 2024(11)	$235,336	$239,074
6.50%, with various maturities to 2032	663,832	748,629
7.00%, with various maturities to 2031	1,035,083	1,187,060
7.50%, with various maturities to 2028	159,704	182,416
7.75%, with maturity at 2019	10,243	10,721
8.00%, with various maturities to 2023	107,197	120,070
8.30%, with maturity at 2020	3,193	3,322
8.50%, with maturity at 2021	19,047	20,280
9.00%, with maturity at 2025	57,832	64,000
9.50%, with various maturities to 2021	38,855	41,736

		$2,617,308

Total Mortgage Pass-Throughs (identified cost $197,907,915)		$204,879,098

U.S. Treasury Obligations — 1.8%

Security	Principal Amount	Value
U.S. Treasury Bond, 7.875%, 2/15/21(12)	$1,500,000	$1,793,144
U.S. Treasury Inflation-Protected Note, 0.375%, 1/15/27(3)(13)	96,039,405	94,791,649

Total U.S. Treasury Obligations (identified cost $96,713,216)		$96,584,793

Small Business Administration Loans (Interest Only)(14) — 0.4%

Security	Principal Amount	Value
0.659%, 8/15/42	$3,520,500	$104,417
1.109%, 5/15/42 to 9/15/42	6,365,672	331,127

Security	Principal Amount	Value
1.159%, 8/15/42	$2,520,000	$151,245
1.359%, 8/15/42 to 9/15/42	4,920,000	304,728
1.409%, 9/15/42	2,816,671	190,066
1.609%, 8/15/42 to 9/15/42	5,898,000	441,891
1.659%, 8/15/42	3,095,036	271,828
1.809%, 7/15/37 to 9/15/37	3,471,905	269,686
1.909%, 7/15/42	2,517,309	242,661
1.932%, 3/15/41 to 5/15/42	2,238,949	205,947
1.959%, 9/15/42	3,075,000	270,860
2.032%, 8/15/32 to 9/15/42	4,610,089	454,390
2.059%, 8/15/38	854,105	75,252
2.109%, 8/15/42 to 9/15/42	6,187,500	614,984
2.159%, 2/15/42 to 8/15/42	6,093,175	652,452
2.209%, 9/15/42	6,599,593	671,072
2.238%, 3/19/36	29,166,920	2,879,533
2.359%, 8/15/42 to 9/15/42	4,955,250	561,570
2.382%, 2/15/41 to 3/15/41	1,416,860	153,703
2.386%, 7/15/39	1,068,454	110,730
2.409%, 12/15/41 to 8/15/42	4,174,461	493,439
2.459%, 8/15/29 to 9/15/42	7,711,388	826,196
2.482%, 9/15/41	972,865	135,276
2.532%, 6/15/36	937,845	96,210
2.559%, 5/15/37	1,476,158	156,169
2.579%, 9/15/42	2,604,703	312,950
2.586%, 12/15/40	2,195,080	254,845
2.609%, 9/15/42	2,955,000	430,789
2.632%, 11/15/36	667,164	77,038
2.709%, 7/15/27 to 9/15/42	11,109,669	1,323,930
2.886%, 2/15/41	853,642	113,816
2.932%, 4/15/42 to 5/15/42	3,136,180	457,376
2.959%, 7/15/27 to 12/15/42	7,299,898	967,972
2.985%, 2/15/29	1,062,121	113,070
3.032%, 4/15/41 to 1/15/42	4,287,230	598,894
3.082%, 10/15/42	2,528,700	387,841
3.209%, 6/15/27 to 9/15/42	8,857,526	1,281,606
3.282%, 8/15/42	4,500,000	708,823
3.359%, 6/15/42	2,922,459	466,227
3.459%, 3/15/27 to 9/15/42	6,791,338	1,092,574
3.532%, 4/15/37	3,341,755	484,446
3.709%, 3/15/42 to 10/15/42	9,470,051	1,722,606
3.782%, 5/15/27 to 9/15/42	7,439,065	1,264,737

Total Small Business Administration Loans (Interest Only) (identified cost $22,639,109)		$22,724,972

Total Debt Obligations - United States (identified cost $501,728,012)		$513,557,176

26	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2017

Consolidated Portfolio of Investments — continued

Common Stocks — 4.2%

Security	Shares	Value

Cyprus — 0.2%
Bank of Cyprus Holdings PLC(15)(16)	1,305,859	$4,362,653
Bank of Cyprus Holdings PLC(15)(16)	2,421,029	8,177,595

Total Cyprus		$12,540,248

Iceland — 1.6%
Eik Fasteignafelag HF(15)	57,784,005	$5,451,321
Eimskipafelag Islands HF	4,034,070	10,327,097
Hagar HF	29,437,633	9,573,441
Icelandair Group HF	35,379,527	5,534,865
Marel HF	167,638	551,496
Marel HF	2,223,656	7,315,906
N1 HF	2,081,100	2,219,814
Reginn HF(15)	29,010,300	6,518,859
Reitir Fasteignafelag HF	15,842,197	12,376,951
Siminn HF	288,361,064	10,553,462
Sjova-Almennar Tryggingar HF	36,510,012	5,850,187
Tryggingamidstodin HF	9,728,851	3,030,177
Vatryggingafelag Islands HF	80,060,595	8,577,650

Total Iceland		$87,881,226

Japan — 0.6%
Mitsubishi UFJ Financial Group, Inc.	1,739,600	$11,799,953
Mizuho Financial Group, Inc.	3,625,300	6,586,736
Resona Holdings, Inc.	492,800	2,663,746
Sumitomo Mitsui Financial Group, Inc.	215,700	8,641,528
Sumitomo Mitsui Trust Holdings, Inc.	111,800	4,412,727

Total Japan		$34,104,690

Qatar — 0.0%(4)
Qatar National Bank QPSC	48,674	$1,551,107

Total Qatar		$1,551,107

Singapore — 0.3%
Yoma Strategic Holdings, Ltd.	38,138,000	$16,361,708

Total Singapore		$16,361,708

South Korea — 1.0%
AMOREPACIFIC Corp.	2,500	$701,480
AMOREPACIFIC Group	5,800	743,772
Coway Co., Ltd.	5,300	460,775
Hana Financial Group, Inc.	25,900	1,108,490
Hankook Tire Co., Ltd.	8,900	429,564

Security	Shares	Value

South Korea (continued)
Hyundai Heavy Industries Co., Ltd.(15)	4,400	$615,413
Hyundai Mobis Co., Ltd.	6,200	1,475,325
Hyundai Motor Co.	17,100	2,460,119
Hyundai Steel Co.	8,300	426,580
Industrial Bank of Korea	39,800	545,310
Kangwon Land, Inc.	19,800	606,911
KB Financial Group, Inc.	38,900	2,033,859
Kia Motors Corp.	20,100	636,218
Korea Electric Power Corp.	26,200	918,561
Korea Zinc Co., Ltd.	1,700	777,624
KT&G Corp.	15,100	1,429,907
LG Chem, Ltd.	4,100	1,478,282
LG Corp.	10,500	807,343
LG Display Co., Ltd.	24,000	627,854
LG Electronics, Inc.	10,400	846,627
LG Household & Health Care, Ltd.	900	945,883
Lotte Chemical Corp.	2,000	660,599
Lotte Corp.	2,518	167,648
Lotte Shopping Co., Ltd.	1,964	394,722
Naver Corp.	5,600	4,475,923
POSCO	5,100	1,486,576
S-Oil Corp.	7,400	850,774
Samsung Biologics Co., Ltd.(5)(15)	4,000	1,372,314
Samsung C&T Corp.	9,500	1,256,738
Samsung Electronics Co., Ltd.	3,500	8,627,866
Samsung Fire & Marine Insurance Co., Ltd.	2,800	683,234
Samsung Life Insurance Co., Ltd.	11,300	1,362,377
Samsung SDI Co., Ltd.	5,200	958,092
Samsung SDS Co., Ltd.	5,500	1,018,407
Shinhan Financial Group Co., Ltd.	30,800	1,383,480
SK Holdings Co., Ltd.	3,000	776,310
SK Hynix, Inc.	52,100	3,841,472
SK Innovation Co., Ltd.	4,500	825,483
SK Telecom Co., Ltd.	4,800	1,133,183
Woori Bank	55,800	816,588

Total South Korea		$52,167,683

Vietnam — 0.5%
Bank for Foreign Trade of Vietnam JSC	846,990	$1,544,742
Bank for Investment and Development of Vietnam JSC	468,816	451,499
Bao Viet Holdings	156,900	345,434
Binh Minh Plastics JSC	255,600	832,348
Coteccons Construction JSC(15)	133,000	1,276,498
Danang Rubber JSC	68,640	59,878
Domesco Medical Import Export JSC	240,160	1,099,117

27	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2017

Consolidated Portfolio of Investments — continued

Security		Shares	Value

Vietnam (continued)
FPT Corp.		30,429	$67,551
HA TIEN 1 Cement JSC(15)		219,600	125,658
Hoa Phat Group JSC(15)		870,642	1,418,989
Hoa Sen Group		141,277	144,110
KIDO Group Corp.		373,100	609,209
Kinh Bac City Development Share Holding Corp.(15)		513,300	290,665
Masan Group Corp.		954,000	2,498,229
PetroVietnam Drilling & Well Services JSC(15)		260,463	171,637
PetroVietnam Fertilizer & Chemical JSC		385,500	361,580
PetroVietnam Gas JSC		165,200	520,801
PetroVietnam Nhon Trach 2 Power JSC		882,000	1,163,503
PetroVietnam Technical Services Corp.		628,300	420,722
Pha Lai Thermal Power JSC		219,100	200,704
Refrigeration Electrical Engineering Corp.		807,810	1,217,096
Saigon — Hanoi Commercial Joint Stock Bank(15)		891,443	305,902
Saigon Securities, Inc.		668,470	665,737
Saigon Thuong Tin Commercial JSB(15)		1,482,405	717,467
Tan Tao Investment & Industry JSC(15)		1,064,400	160,988
Viet Capital Securities JSC(15)		332,000	917,295
Vietnam Construction and Import-Export JSC		311,100	293,547
Vietnam Dairy Products JSC		455,640	3,029,168
Vietnam Joint Stock Commercial Bank for Industry and Trade		148,700	122,780
Vietnam Prosperity JSC Bank(15)		1,347,390	2,411,509
Vingroup JSC(15)		2,105,376	5,421,304

Total Vietnam			$28,865,667

Total Common Stocks (identified cost $215,386,825)			$233,472,329

Short-Term Investments — 17.9%

Foreign Government Securities — 13.7%

Security		Principal Amount (000’s omitted)	Value

Czech Republic — 3.1%
Czech Republic Ministry of Finance Bill, 0.00%, 11/3/17	CZK	3,473,000	$157,655,460
Czech Republic Ministry of Finance Bill, 0.00%, 12/1/17	CZK	261,000	11,852,138

Total Czech Republic			$169,507,598

Egypt — 3.1%
Egypt Treasury Bill, 0.00%, 11/7/17	EGP	153,550	$8,696,928
Egypt Treasury Bill, 0.00%, 11/14/17	EGP	161,025	9,087,492

Security		Principal Amount (000’s omitted)	Value

Egypt (continued)
Egypt Treasury Bill, 0.00%, 11/21/17	EGP	265,675	$14,939,877
Egypt Treasury Bill, 0.00%, 11/28/17	EGP	110,000	6,163,742
Egypt Treasury Bill, 0.00%, 12/5/17	EGP	277,700	15,513,663
Egypt Treasury Bill, 0.00%, 12/12/17	EGP	235,125	13,089,237
Egypt Treasury Bill, 0.00%, 12/19/17	EGP	55,975	3,105,258
Egypt Treasury Bill, 0.00%, 1/2/18	EGP	46,500	2,564,534
Egypt Treasury Bill, 0.00%, 1/9/18	EGP	35,275	1,938,838
Egypt Treasury Bill, 0.00%, 1/16/18	EGP	101,800	5,576,378
Egypt Treasury Bill, 0.00%, 1/23/18	EGP	180,100	9,832,341
Egypt Treasury Bill, 0.00%, 2/6/18	EGP	105,600	5,741,226
Egypt Treasury Bill, 0.00%, 2/13/18	EGP	132,925	7,156,361
Egypt Treasury Bill, 0.00%, 2/20/18	EGP	87,275	4,712,803
Egypt Treasury Bill, 0.00%, 3/6/18	EGP	159,050	8,530,718
Egypt Treasury Bill, 0.00%, 3/13/18	EGP	52,800	2,822,423
Egypt Treasury Bill, 0.00%, 4/3/18	EGP	143,850	7,612,503
Egypt Treasury Bill, 0.00%, 4/10/18	EGP	227,050	11,975,374
Egypt Treasury Bill, 0.00%, 4/17/18	EGP	260,675	13,703,153
Egypt Treasury Bill, 0.00%, 4/24/18	EGP	82,425	4,297,943
Egypt Treasury Bill, 0.00%, 5/1/18	EGP	287,925	14,967,023

Total Egypt			$172,027,815

Georgia — 0.1%
Georgia Treasury Bill, 0.00%, 2/1/18	GEL	450	$169,379
Georgia Treasury Bill, 0.00%, 7/19/18	GEL	8,700	3,171,000

Total Georgia			$3,340,379

Greece — 0.6%
Hellenic Republic Treasury Bill, 0.00%, 1/5/18	EUR	5,000	$5,810,560
Hellenic Republic Treasury Bill, 0.00%, 2/2/18	EUR	22,130	25,665,985

Total Greece			$31,476,545

Ivory Coast — 0.0%(4)
Cote d’Ivoire Treasury Bill, 0.00%, 7/18/18	XOF	300,000	$512,844

Total Ivory Coast			$512,844

Kazakhstan — 3.7%
National Bank of Kazakhstan Note, 0.00%, 11/1/17	KZT	2,818,221	$8,411,489
National Bank of Kazakhstan Note, 0.00%, 11/22/17	KZT	13,258,042	39,360,822
National Bank of Kazakhstan Note, 0.00%, 11/24/17	KZT	14,107,903	41,862,936
National Bank of Kazakhstan Note, 0.00%, 12/15/17	KZT	4,135,030	12,205,937
National Bank of Kazakhstan Note, 0.00%, 1/5/18	KZT	23,599,089	69,302,246
National Bank of Kazakhstan Note, 0.00%, 1/26/18	KZT	2,918,330	8,526,549
National Bank of Kazakhstan Note, 0.00%, 3/9/18	KZT	8,451,840	24,446,397

Total Kazakhstan			$204,116,376

28	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2017

Consolidated Portfolio of Investments — continued

Security		Principal Amount (000’s omitted)	Value

Nigeria — 1.0%
Nigeria Treasury Bill, 0.00%, 3/15/18	NGN	686,520	$1,782,572
Nigeria Treasury Bill, 0.00%, 4/5/18	NGN	3,884,160	9,972,737
Nigeria Treasury Bill, 0.00%, 4/12/18	NGN	6,168,795	15,784,978
Nigeria Treasury Bill, 0.00%, 4/19/18	NGN	3,432,590	8,753,796
Nigeria Treasury Bill, 0.00%, 5/3/18	NGN	1,385,250	3,508,240
Nigeria Treasury Bill, 0.00%, 7/5/18	NGN	450,300	1,105,876
Nigeria Treasury Bill, 0.00%, 7/12/18	NGN	163,740	400,807
Nigeria Treasury Bill, 0.00%, 7/19/18	NGN	1,576,080	3,845,381
Nigeria Treasury Bill, 0.00%, 8/16/18	NGN	377,040	908,066
Nigeria Treasury Bill, 0.00%, 9/13/18	NGN	1,980,310	4,713,012
Nigeria Treasury Bill, 0.00%, 9/20/18	NGN	1,885,250	4,472,533

Total Nigeria			$55,247,998

Qatar — 0.1%
Qatar Central Bank Bill, 0.00%, 2/1/18	QAR	29,150	$7,586,249

Total Qatar			$7,586,249

Uruguay — 2.0%
Banco Central Del Uruguay, 0.00%, 4/27/18	UYU	710,331	$23,376,814
Uruguay Treasury Bill, 0.00%, 12/14/17	UYU	75,774	2,570,421
Uruguay Treasury Bill, 0.00%, 12/22/17	UYU	318,253	10,771,850
Uruguay Treasury Bill, 0.00%, 2/8/18	UYU	328,099	10,982,546
Uruguay Treasury Bill, 0.00%, 4/5/18	UYU	1,102,308	36,493,535
Uruguay Treasury Bill, 0.00%, 5/4/18	UYU	30,310	986,704
Uruguay Treasury Bill, 0.00%, 6/1/18	UYU	167,603	5,464,903
Uruguay Treasury Bill, 0.00%, 6/29/18	UYU	56,916	1,844,016
Uruguay Treasury Bill, 0.00%, 9/21/18	UYU	29,047	922,757
Uruguay Treasury Bill, 0.00%, 10/19/18	UYU	527,929	16,652,017

Total Uruguay			$110,065,563

Total Foreign Government Securities (identified cost $760,879,074)			$753,881,367

U.S. Treasury Obligations — 1.8%

Security		Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 12/21/17(12)		$39,000	$38,947,729
U.S. Treasury Bill, 0.00%, 1/11/18(12)		60,000	59,874,693

Total U.S. Treasury Obligations (identified cost $98,818,457)			$98,822,422

Repurchase Agreements — 0.4%

Description		Principal Amount (000’s omitted)	Value
JPMorgan Chase Bank, N.A.:
Dated 10/17/17 with a maturity date of 11/20/17, an interest rate of 0.67% payable by the Portfolio and repurchase proceeds of EUR 16,955,333, collateralized by EUR 15,000,000 Spain Government Bond 4.60%, due 7/30/19 and a market value, including accrued interest, of $19,187,196.	EUR	16,965	$19,762,180

Total Repurchase Agreements (identified cost $19,965,773)			$19,762,180

Other — 2.0%

Description		Units	Value
Eaton Vance Cash Reserves Fund, LLC, 1.35%(17)		108,419,341	$108,430,183

Total Other (identified cost $108,430,183)			$108,430,183

Total Short-Term Investments (identified cost $988,093,487)			$980,896,152

Total Purchased Options and Swaptions — 0.1% (identified cost $14,536,682)			$4,919,408

Total Investments — 97.9% (identified cost $5,217,762,365)			$5,372,381,873

Less Unfunded Loan Commitments — (0.1)%			$(5,695,305)

Net Investments — 97.8% (identified cost $5,212,067,060)			$5,366,686,568

Total Written Options — (0.0)%(4) (premiums received $1,375,718)			$(94,495)

29	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2017

Consolidated Portfolio of Investments — continued

Securities Sold Short — (0.3)%

Foreign Government Bonds — (0.3)%

Security		Principal Amount (000’s omitted)	Value

Spain — (0.3)%
Spain Government Bond, 4.60%, 7/30/19	EUR	(15,000)	$(18,980,203)

Total Spain			$(18,980,203)

Total Foreign Government Bonds (proceeds $19,986,420)			$(18,980,203)

Total Securities Sold Short (proceeds $19,986,420)			$(18,980,203)

Other Assets, Less Liabilities — 2.5%			$136,453,561

Net Assets — 100.0%			$5,484,065,431

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At October 31, 2017, the aggregate value of these securities is $1,882,376,546 or 34.3% of the Portfolio’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at October 31, 2017.

(3)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(4)	Amount is less than 0.05% or (0.05)%, as applicable.

(5)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2017, the aggregate value of these securities is $96,024,390 or 1.8% of the Portfolio’s net assets.

(6)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(7)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(8)

Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion and the commitment fees on the portion of the loan that is unfunded. See Note 1F for description.

(9)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at October 31, 2017.

(10)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at October 31, 2017.

(11)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at October 31, 2017.

(12)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts and/or securities sold short.

(13)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(14)

Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(15)	Non-income producing security.

(16)	Securities are traded on separate exchanges for the same entity.

(17)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of October 31, 2017.

Currency Options Purchased — 0.0%(4)
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value

Call SEK/Put EUR	Deutsche Bank AG	EUR	17,892,000	SEK	9.53	1/16/18	$52,500
Call SEK/Put EUR	The Toronto-Dominion Bank	EUR	52,294,000	SEK	9.53	1/16/18	154,480
Call SEK/Put EUR	UBS AG	EUR	28,184,000	SEK	9.52	1/16/18	77,479
Put CNH/Call USD	BNP Paribas	USD	86,400,000	CNH	7.12	3/8/18	61,776
Put CNH/Call USD	Deutsche Bank AG	USD	49,725,000	CNH	7.15	3/12/18	32,719
Put EUR/Call USD	BNP Paribas	USD	130,215,000	USD	0.88	2/28/22	828,688
Put EUR/Call USD	Goldman Sachs International	USD	130,110,000	USD	0.87	2/24/22	743,839

Total							$1,951,481

30	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2017

Consolidated Portfolio of Investments — continued

Call Options Purchased — 0.1%
Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value

FTSE 100 Index	Goldman Sachs International	1,986	GBP	14,881,257	GBP	6,275.00	2/15/22	$2,967,927

Total								$2,967,927

Interest Rate Swaptions Purchased — 0.0%
Description	Counterparty	Notional Amount	Expiration Date	Value
Option to enter into interest rate swap expiring 11/17/47 to receive 3-month USD-LIBOR-BBA Rate and pay 3.30%	Goldman Sachs International	$338,340,000	11/15/17	$0

Total				$0

Currency Options Written — (0.0)%(4)
Description	Counterparty	Notional Amount		Exercise Price		Expiration Date	Value

Put CNH/Call USD	BNP Paribas	USD	86,400,000	CNH	7.12	3/8/18	$(61,776)
Put CNH/Call USD	Deutsche Bank AG	USD	25,125,000	CNH	7.15	3/12/18	(16,532)
Put CNH/Call USD	Deutsche Bank AG	USD	24,600,000	CNH	7.15	3/12/18	(16,187)

Total							$(94,495)

Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)

AUD	23,000,000	USD	18,377,000	Citibank, N.A.	11/2/17	$—	$(773,953)
AUD	5,480,000	USD	4,384,510	JPMorgan Chase Bank, N.A.	11/2/17	—	(190,392)
COP	78,879,409,000	USD	25,954,089	Citibank, N.A.	11/2/17	—	(24,401)
COP	78,879,409,000	USD	26,685,412	Citibank, N.A.	11/2/17	—	(755,723)
EUR	25,916,035	HUF	7,918,515,000	HSBC Bank USA, N.A.	11/2/17	565,215	—
EUR	16,542,204	HUF	5,058,060,000	JPMorgan Chase Bank, N.A.	11/2/17	347,039	—
EUR	27,715,989	PLN	117,593,400	BNP Paribas	11/2/17	—	(21,366)
EUR	17,697,528	PLN	75,000,000	HSBC Bank USA, N.A.	11/2/17	10,278	—
EUR	437,247	USD	509,017	Goldman Sachs International	11/2/17	310	—
EUR	30,128,330	USD	35,097,998	Goldman Sachs International	11/2/17	—	(3,028)
EUR	6,419,750	USD	7,551,802	Goldman Sachs International	11/2/17	—	(73,760)
EUR	10,915,960	USD	12,848,194	Goldman Sachs International	11/2/17	—	(132,744)
EUR	12,792,620	USD	15,081,028	Goldman Sachs International	11/2/17	—	(179,551)
EUR	220,000	USD	256,256	Standard Chartered Bank	11/2/17	11	—
HUF	3,697,395,000	EUR	11,901,741	BNP Paribas	11/2/17	—	(31,829)
HUF	7,900,000,000	EUR	25,640,027	HSBC Bank USA, N.A.	11/2/17	—	(312,971)
HUF	1,379,180,000	EUR	4,530,964	JPMorgan Chase Bank, N.A.	11/2/17	—	(118,396)
KRW	43,954,300,000	USD	39,202,908	Barclays Bank PLC	11/2/17	29,743	—
KRW	20,357,000,000	USD	18,156,440	Goldman Sachs International	11/2/17	13,775	—
KRW	51,585,900,000	USD	45,867,588	UBS AG	11/2/17	176,863	—
KRW	12,725,400,000	USD	11,314,786	UBS AG	11/2/17	43,629	—
NZD	54,900,000	USD	37,529,640	JPMorgan Chase Bank, N.A.	11/2/17	38,439	—

31	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2017

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
PHP	738,200,000	USD	14,554,416	BNP Paribas	11/2/17	$—	$(255,143)
PHP	1,850,100,000	USD	35,803,305	Citibank, N.A.	11/2/17	33,983	—
PHP	948,600,000	USD	18,713,750	Citibank, N.A.	11/2/17	—	(338,932)
PHP	163,300,000	USD	3,146,435	Goldman Sachs International	11/2/17	16,761	—
PLN	126,302,400	EUR	29,520,425	HSBC Bank USA, N.A.	11/2/17	312,086	—
PLN	53,360,000	EUR	12,476,385	JPMorgan Chase Bank, N.A.	11/2/17	126,432	—
PLN	12,931,000	EUR	3,017,950	JPMorgan Chase Bank, N.A.	11/2/17	37,063	—
USD	27,898,490	AUD	34,748,820	Citibank, N.A.	11/2/17	1,303,485	—
USD	21,767,264	AUD	28,480,000	JPMorgan Chase Bank, N.A.	11/2/17	—	(29,900)
USD	26,249,387	COP	78,879,409,000	Citibank, N.A.	11/2/17	319,699	—
USD	25,954,089	COP	78,879,409,000	Citibank, N.A.	11/2/17	24,401	—
USD	35,564,083	EUR	30,128,330	Goldman Sachs International	11/2/17	469,113	—
USD	14,902,763	EUR	12,792,620	Goldman Sachs International	11/2/17	1,286	—
USD	12,716,548	EUR	10,915,960	Goldman Sachs International	11/2/17	1,097	—
USD	7,478,688	EUR	6,419,750	Goldman Sachs International	11/2/17	645	—
USD	516,157	EUR	437,247	JPMorgan Chase Bank, N.A.	11/2/17	6,830	—
USD	3,439,031	EUR	2,951,958	Standard Chartered Bank	11/2/17	444	—
USD	39,392,633	KRW	43,954,300,000	Barclays Bank PLC	11/2/17	159,983	—
USD	18,232,871	KRW	20,357,000,000	Goldman Sachs International	11/2/17	62,656	—
USD	11,349,804	KRW	12,725,400,000	UBS AG	11/2/17	—	(8,611)
USD	46,009,543	KRW	51,585,900,000	UBS AG	11/2/17	—	(34,907)
USD	6,517,605	NZD	8,700,000	BNP Paribas	11/2/17	564,193	—
USD	34,576,080	NZD	46,200,000	Citibank, N.A.	11/2/17	2,961,412	—
USD	14,285,714	PHP	738,200,000	BNP Paribas	11/2/17	—	(13,559)
USD	36,032,720	PHP	1,850,100,000	Citibank, N.A.	11/2/17	195,432	—
USD	18,357,394	PHP	948,600,000	Citibank, N.A.	11/2/17	—	(17,424)
USD	3,160,197	PHP	163,300,000	Goldman Sachs International	11/2/17	—	(3,000)
EUR	99,720,000	USD	116,074,080	Standard Chartered Bank	11/3/17	90,694	—
KRW	2,024,800,000	USD	1,799,183	BNP Paribas	11/3/17	8,231	—
KRW	24,090,800,000	USD	21,412,141	UBS AG	11/3/17	92,222	—
PHP	724,800,000	USD	14,273,336	Citibank, N.A.	11/3/17	—	(233,627)
PHP	299,500,000	USD	5,909,046	JPMorgan Chase Bank, N.A.	11/3/17	—	(107,593)
PHP	472,800,000	USD	9,317,174	UBS AG	11/3/17	—	(158,821)
SEK	113,800,000	EUR	11,883,008	Goldman Sachs International	11/3/17	—	(248,424)
SEK	170,835,000	EUR	17,877,250	Goldman Sachs International	11/3/17	—	(417,944)
USD	118,090,418	EUR	99,720,000	Standard Chartered Bank	11/3/17	1,925,645	—
USD	8,972,487	KRW	10,077,000,000	Goldman Sachs International	11/3/17	—	(22,626)
USD	14,278,109	KRW	16,038,600,000	UBS AG	11/3/17	—	(38,554)
USD	14,535,424	PHP	750,900,000	Deutsche Bank AG	11/3/17	—	(9,855)
USD	14,433,269	PHP	746,200,000	Nomura International PLC	11/3/17	—	(20,968)
EUR	8,268,701	HUF	2,573,410,000	BNP Paribas	11/6/17	5,586	—
PLN	9,060,000	EUR	2,104,994	BNP Paribas	11/6/17	36,506	—
COP	141,547,346,000	USD	47,251,751	Standard Chartered Bank	11/7/17	—	(744,379)
USD	27,301,212	CLP	17,775,000,000	Standard Chartered Bank	11/7/17	—	(625,260)
USD	1,808,307	EUR	1,539,185	Australia and New Zealand Banking Group Limited	11/7/17	14,926	—
AUD	142,313,179	USD	110,705,422	Goldman Sachs International	11/9/17	—	(1,793,166)
AUD	80,010,000	USD	63,222,702	Goldman Sachs International	11/9/17	—	(1,991,060)
EUR	20,808,718	SEK	200,000,000	Goldman Sachs International	11/9/17	348,905	—
EUR	7,000,000	USD	8,251,390	Standard Chartered Bank	11/9/17	—	(94,504)

32	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2017

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
ILS	227,360,000	USD	63,255,710	Goldman Sachs International	11/9/17	$1,324,924	$—
ILS	94,083,056	USD	26,313,259	Goldman Sachs International	11/9/17	410,631	—
ILS	61,142,600	USD	17,107,132	Goldman Sachs International	11/9/17	260,162	—
ILS	39,690,944	USD	11,113,242	Goldman Sachs International	11/9/17	160,801	—
ILS	31,883,400	USD	8,896,783	Goldman Sachs International	11/9/17	159,561	—
ILS	4,380,000	USD	1,248,148	Goldman Sachs International	11/9/17	—	(4,028)
SEK	71,600,000	EUR	7,444,530	Credit Agricole Corporte and Investment Bank	11/9/17	—	(119,092)
SEK	241,570,000	EUR	25,234,514	Goldman Sachs International	11/9/17	—	(538,771)
USD	80,619,714	AUD	102,026,378	Goldman Sachs International	11/9/17	2,538,941	—
USD	31,444,970	EUR	26,630,000	Goldman Sachs International	11/9/17	413,843	—
USD	8,299,984	EUR	7,029,000	Goldman Sachs International	11/9/17	109,304	—
USD	5,519,940	EUR	4,659,790	Goldman Sachs International	11/9/17	90,029	—
USD	621,370	EUR	527,000	Goldman Sachs International	11/9/17	7,273	—
USD	13,222,131	EUR	11,139,210	Standard Chartered Bank	11/9/17	241,949	—
USD	4,373,465	EUR	3,703,000	Standard Chartered Bank	11/9/17	58,472	—
USD	20,897,744	ILS	73,000,000	Goldman Sachs International	11/9/17	162,407	—
USD	38,330,354	NZD	53,912,000	Goldman Sachs International	11/9/17	1,443,754	—
USD	11,114,750	NZD	15,633,000	Goldman Sachs International	11/9/17	418,649	—
THB	69,320,000	USD	2,090,533	Deutsche Bank AG	11/10/17	—	(3,864)
USD	19,161,944	JPY	2,092,436,360	Goldman Sachs International	11/10/17	753,667	—
USD	2,145,128	JPY	239,963,197	Goldman Sachs International	11/10/17	34,044	—
USD	7,905,676	THB	265,128,707	Deutsche Bank AG	11/10/17	—	(75,224)
USD	10,298,209	THB	362,188,000	Deutsche Bank AG	11/10/17	—	(604,369)
USD	6,087,294	THB	214,638,000	Standard Chartered Bank	11/10/17	—	(373,736)
CNH	253,595,000	USD	36,004,117	Bank of America, N.A.	11/13/17	2,206,269	—
RUB	3,262,599,000	USD	53,533,146	Credit Suisse International	11/13/17	2,207,048	—
USD	36,498,993	CNH	253,595,000	Bank of America, N.A.	11/13/17	—	(1,711,394)
COP	30,603,836,000	USD	10,041,452	Standard Chartered Bank	11/14/17	7,353	—
COP	32,267,576,000	USD	10,879,156	Standard Chartered Bank	11/14/17	—	(284,060)
ARS	173,400,500	USD	9,841,118	BNP Paribas	11/15/17	—	(97,122)
ARS	263,902,600	USD	14,048,581	Citibank, N.A.	11/16/17	772,203	—
USD	76,344,619	EUR	64,729,000	Goldman Sachs International	11/16/17	890,548	—
USD	8,232,754	THB	293,580,000	Deutsche Bank AG	11/16/17	—	(604,747)
USD	4,572,086	THB	151,999,000	JPMorgan Chase Bank, N.A.	11/16/17	—	(3,468)
USD	1,560,331	THB	55,579,000	JPMorgan Chase Bank, N.A.	11/16/17	—	(112,737)
USD	14,477,497	THB	481,232,000	Standard Chartered Bank	11/16/17	—	(8,803)
COP	30,334,920,000	USD	10,250,362	Standard Chartered Bank	11/17/17	—	(292,553)
COP	35,143,300,000	USD	11,875,144	The Bank of Nova Scotia	11/17/17	—	(338,926)
EUR	62,120,000	USD	75,019,839	Deutsche Bank AG	11/17/17	—	(2,603,308)
GBP	96,352,000	USD	129,263,434	Deutsche Bank AG	11/17/17	—	(1,240,737)
USD	6,786,563	COP	20,000,000,000	Citibank, N.A.	11/17/17	221,318	—
USD	6,475,501	COP	19,150,000,000	The Bank of Nova Scotia	11/17/17	189,280	—
USD	7,195,302	COP	21,442,000,000	The Bank of Nova Scotia	11/17/17	156,703	—
USD	74,024,056	EUR	62,120,000	Deutsche Bank AG	11/17/17	1,607,524	—
USD	124,284,445	GBP	96,352,000	Deutsche Bank AG	11/17/17	—	(3,738,253)
EUR	21,461,028	HUF	6,522,221,000	HSBC Bank USA, N.A.	11/22/17	606,871	—
PLN	88,844,000	EUR	20,660,915	HSBC Bank USA, N.A.	11/22/17	315,275	—
USD	15,375,398	INR	1,014,930,000	Deutsche Bank AG	11/24/17	—	(270,182)
USD	8,758,537	INR	578,370,000	Goldman Sachs International	11/24/17	—	(157,284)

33	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2017

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	9,726,007	INR	642,500,000	Goldman Sachs International	11/24/17	$—	$(178,406)
USD	19,090,221	INR	1,261,100,000	Goldman Sachs International	11/24/17	—	(350,175)
USD	19,452,096	INR	1,285,200,000	JPMorgan Chase Bank, N.A.	11/24/17	—	(359,811)
USD	8,160,111	INR	528,000,000	Standard Chartered Bank	11/24/17	20,765	—
USD	9,721,970	INR	643,400,000	Standard Chartered Bank	11/24/17	—	(196,316)
USD	9,723,648	INR	643,900,000	Standard Chartered Bank	11/24/17	—	(202,345)
USD	17,862,349	INR	1,164,000,000	UBS AG	11/24/17	—	(81,208)
USD	21,102,506	INR	1,389,600,000	UBS AG	11/24/17	—	(318,773)
COP	3,003,000,000	USD	998,205	Citibank, N.A.	11/27/17	—	(13,323)
EUR	13,617,167	HUF	4,144,657,000	JPMorgan Chase Bank, N.A.	11/28/17	362,791	—
PLN	56,333,000	EUR	13,115,704	JPMorgan Chase Bank, N.A.	11/28/17	177,211	—
USD	46,799,352	NZD	64,998,197	JPMorgan Chase Bank, N.A.	11/28/17	2,342,396	—
USD	52,148,996	NZD	72,400,000	UBS AG	11/28/17	2,629,413	—
ARS	208,878,000	USD	11,675,685	BNP Paribas	11/30/17	—	(42,268)
RSD	432,713,327	EUR	3,617,097	Deutsche Bank AG	11/30/17	5,531	—
EUR	19,227,000	USD	22,388,207	JPMorgan Chase Bank, N.A.	12/1/17	41,974	—
EUR	7,690,000	USD	8,937,933	JPMorgan Chase Bank, N.A.	12/1/17	33,206	—
EUR	3,839,000	USD	4,540,923	JPMorgan Chase Bank, N.A.	12/1/17	—	(62,353)
USD	166,833,121	EUR	140,452,610	JPMorgan Chase Bank, N.A.	12/1/17	2,981,374	—
COP	78,879,370,770	USD	26,607,985	Deutsche Bank AG	12/4/17	—	(754,542)
EUR	18,201,495	HUF	5,526,338,000	BNP Paribas	12/6/17	538,151	—
PLN	75,242,800	EUR	17,465,831	BNP Paribas	12/6/17	289,449	—
USD	20,632,222	EUR	17,375,000	Goldman Sachs International	12/7/17	355,283	—
EUR	4,570,000	USD	5,403,362	JPMorgan Chase Bank, N.A.	12/8/17	—	(69,726)
UGX	11,896,900,000	USD	3,178,440	Citibank, N.A.	12/8/17	38,404	—
USD	59,829,335	EUR	50,120,914	JPMorgan Chase Bank, N.A.	12/8/17	1,333,338	—
USD	28,486,973	EUR	23,562,231	JPMorgan Chase Bank, N.A.	12/8/17	987,550	—
USD	13,549,031	EUR	11,296,790	JPMorgan Chase Bank, N.A.	12/8/17	364,575	—
AUD	49,939,750	USD	40,060,669	Deutsche Bank AG	12/11/17	—	(1,854,064)
AUD	37,021,000	USD	29,709,278	Goldman Sachs International	12/11/17	—	(1,386,215)
NZD	50,700,000	USD	35,105,187	BNP Paribas	12/11/17	—	(435,472)
NZD	56,500,000	USD	39,381,065	BNP Paribas	12/11/17	—	(745,189)
USD	41,302,469	AUD	52,900,000	Deutsche Bank AG	12/11/17	831,113	—
USD	5,765,289	AUD	7,337,364	Goldman Sachs International	12/11/17	151,810	—
USD	54,567,837	NZD	76,819,863	BNP Paribas	12/11/17	2,036,817	—
USD	28,532,562	NZD	39,233,229	BNP Paribas	12/11/17	1,704,064	—
USD	15,822,921	NZD	22,275,294	BNP Paribas	12/11/17	590,611	—
USD	40,036,754	NZD	55,511,000	Deutsche Bank AG	12/11/17	2,077,177	—
USD	29,676,034	NZD	41,166,000	Goldman Sachs International	12/11/17	1,525,867	—
EUR	97,680,000	USD	118,108,307	JPMorgan Chase Bank, N.A.	12/12/17	—	(4,075,128)
GBP	48,610,000	USD	64,139,680	Deutsche Bank AG	12/12/17	498,044	—
GBP	1,550,000	USD	2,081,309	Deutsche Bank AG	12/12/17	—	(20,242)
SEK	236,720,000	EUR	24,838,347	UBS AG	12/12/17	—	(654,248)
THB	2,083,718,587	USD	62,897,117	Deutsche Bank AG	12/12/17	—	(165,749)
USD	52,328,268	EUR	43,870,000	JPMorgan Chase Bank, N.A.	12/12/17	1,113,735	—
USD	63,911,321	EUR	53,810,000	JPMorgan Chase Bank, N.A.	12/12/17	1,092,675	—
USD	66,382,246	GBP	50,160,000	Deutsche Bank AG	12/12/17	—	(316,545)
USD	68,859,657	THB	2,281,251,587	Deutsche Bank AG	12/12/17	181,461	—
ARS	453,360,100	USD	25,151,739	BNP Paribas	12/13/17	—	(95,530)
UGX	5,838,274,000	USD	1,561,036	JPMorgan Chase Bank, N.A.	12/13/17	15,017	—

34	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2017

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
EUR	6,163,709	USD	7,206,270	JPMorgan Chase Bank, N.A.	12/14/17	$—	$(9,677)
EUR	2,951,958	USD	3,446,618	Standard Chartered Bank	12/14/17	15	—
RUB	884,080,000	USD	15,063,554	Nomura International PLC	12/14/17	—	(16,956)
USD	49,503,631	EUR	41,170,000	JPMorgan Chase Bank, N.A.	12/14/17	1,434,568	—
USD	48,665,472	EUR	40,477,989	Standard Chartered Bank	12/14/17	1,404,383	—
EUR	44,729,680	USD	52,776,997	Deutsche Bank AG	12/15/17	—	(548,179)
EUR	117,861,308	USD	142,313,404	JPMorgan Chase Bank, N.A.	12/15/17	—	(4,692,102)
SGD	83,976,000	USD	62,181,414	Goldman Sachs International	12/15/17	—	(553,049)
USD	142,263,595	EUR	119,801,426	Deutsche Bank AG	12/15/17	2,376,904	—
USD	11,862,128	EUR	10,049,755	Deutsche Bank AG	12/15/17	127,485	—
USD	310,108,905	EUR	257,996,244	JPMorgan Chase Bank, N.A.	12/15/17	8,858,396	—
USD	59,812,048	NZD	81,672,000	Standard Chartered Bank	12/15/17	3,966,738	—
USD	53,646,891	EUR	44,600,189	JPMorgan Chase Bank, N.A.	12/21/17	1,547,960	—
USD	4,134,580	EUR	3,437,920	JPMorgan Chase Bank, N.A.	12/21/17	118,634	—
USD	3,695,644	EUR	3,105,474	JPMorgan Chase Bank, N.A.	12/21/17	68,039	—
USD	1,118,094	EUR	943,430	JPMorgan Chase Bank, N.A.	12/21/17	16,043	—
USD	98,158,855	EUR	81,614,054	Standard Chartered Bank	12/21/17	2,822,824	—
USD	11,831,851	JPY	1,321,144,480	Standard Chartered Bank	12/22/17	184,310	—
ARS	52,844,780	USD	2,948,927	BNP Paribas	12/26/17	—	(50,577)
SEK	342,560,000	EUR	35,165,341	JPMorgan Chase Bank, N.A.	12/29/17	—	(30,319)
UGX	11,965,500,000	USD	3,199,332	Citibank, N.A.	1/8/18	3,179	—
EUR	3,624,000	USD	4,229,208	Standard Chartered Bank	1/11/18	9,800	—
EUR	17,161,310	USD	20,305,605	Standard Chartered Bank	1/11/18	—	(231,949)
EUR	30,453,591	USD	36,029,643	Standard Chartered Bank	1/11/18	—	(407,950)
UGX	4,540,919,000	USD	1,214,149	Standard Chartered Bank	1/11/18	—	(50)
USD	142,401,636	EUR	119,537,666	Standard Chartered Bank	1/11/18	2,577,926	—
CNH	140,584,000	USD	19,514,714	Citibank, N.A.	1/12/18	1,580,972	—
USD	19,514,714	CNH	140,584,000	Citibank, N.A.	1/12/18	—	(1,580,972)
USD	8,446,380	KRW	9,601,000,000	BNP Paribas	1/16/18	—	(143,854)
USD	42,064,838	KRW	48,258,885,000	Standard Chartered Bank	1/16/18	—	(1,113,490)
CNH	248,174,000	USD	34,914,744	Australia and New Zealand Banking Group Limited	1/17/18	2,312,611	—
CNH	193,901,400	USD	27,306,210	HSBC Bank USA, N.A.	1/17/18	1,779,980	—
CNH	104,000,600	USD	14,657,861	HSBC Bank USA, N.A.	1/17/18	942,755	—
CNH	123,669,000	USD	17,398,565	Nomura International PLC	1/17/18	1,152,410	—
KRW	54,259,800,000	USD	47,953,867	Citibank, N.A.	1/17/18	594,038	—
KRW	44,110,600,000	USD	38,970,404	Deutsche Bank AG	1/17/18	496,700	—
USD	34,753,396	CNH	248,174,000	Australia and New Zealand Banking Group Limited	1/17/18	—	(2,473,959)
USD	41,749,282	CNH	297,902,000	HSBC Bank USA, N.A.	1/17/18	—	(2,937,525)
USD	17,313,314	CNH	123,669,000	Nomura International PLC	1/17/18	—	(1,237,662)
USD	4,196,813	KRW	4,753,100,000	Goldman Sachs International	1/17/18	—	(55,932)
USD	2,123,179	KRW	2,404,500,000	JPMorgan Chase Bank, N.A.	1/17/18	—	(28,201)
CNH	301,570,000	USD	42,444,757	BNP Paribas	1/18/18	2,789,105	—
USD	42,218,956	CNH	301,570,000	BNP Paribas	1/18/18	—	(3,014,907)
USD	5,225,930	EUR	4,421,410	Standard Chartered Bank	1/19/18	51,770	—
COP	83,369,890,000	USD	28,419,939	BNP Paribas	1/22/18	—	(1,216,957)
PHP	148,900,000	USD	2,869,255	BNP Paribas	1/23/18	—	(10,799)
PHP	158,000,000	USD	3,041,093	Deutsche Bank AG	1/23/18	—	(7,943)
USD	5,828,001	EUR	4,930,710	Goldman Sachs International	1/25/18	55,807	—
USD	66,679,113	EUR	56,225,405	Deutsche Bank AG	1/26/18	854,338	—

35	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2017

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
KRW	20,766,600,000	USD	18,294,952	Goldman Sachs International	1/29/18	$287,492	$—
COP	36,653,531,000	USD	12,051,136	Citibank, N.A.	1/30/18	—	(99,460)
EUR	13,278,761	HUF	4,126,015,000	Standard Chartered Bank	1/30/18	44,917	—
PLN	56,131,000	EUR	13,148,691	Standard Chartered Bank	1/30/18	32,375	—
COP	78,879,409,000	USD	26,029,372	Citibank, N.A.	2/1/18	—	(313,391)
EUR	23,395,105	USD	27,706,367	Goldman Sachs International	2/1/18	—	(307,400)
USD	187,475,930	EUR	158,542,013	Goldman Sachs International	2/1/18	1,800,880	—
USD	7,226,390	EUR	6,111,112	Goldman Sachs International	2/1/18	69,416	—
USD	440,644	EUR	372,266	Goldman Sachs International	2/1/18	4,668	—
AUD	28,480,000	USD	21,749,891	JPMorgan Chase Bank, N.A.	2/2/18	29,615	—
EUR	11,894,849	HUF	3,697,395,000	BNP Paribas	2/2/18	35,108	—
PHP	750,900,000	USD	14,387,814	Deutsche Bank AG	2/2/18	12,667	—
PHP	746,200,000	USD	14,284,757	Nomura International PLC	2/2/18	25,589	—
PLN	117,593,400	EUR	27,583,365	BNP Paribas	2/2/18	19,114	—
USD	26,451,989	EUR	22,130,000	Goldman Sachs International	2/2/18	533,123	—
USD	118,803,202	JPY	13,337,738,526	Standard Chartered Bank	2/2/18	939,612	—
USD	1,800,014	KRW	2,024,800,000	BNP Paribas	2/2/18	—	(11,887)
USD	11,321,530	KRW	12,725,400,000	UBS AG	2/2/18	—	(65,852)
USD	21,422,423	KRW	24,090,800,000	UBS AG	2/2/18	—	(135,340)
USD	45,894,929	KRW	51,585,900,000	UBS AG	2/2/18	—	(266,950)
USD	37,471,446	NZD	54,900,000	JPMorgan Chase Bank, N.A.	2/2/18	—	(38,439)
USD	3,117,007	PHP	163,300,000	Goldman Sachs International	2/2/18	—	(14,700)
USD	34,654,859	AED	129,626,500	Standard Chartered Bank	2/5/18	—	(630,728)
USD	13,260,532	KRW	14,857,100,000	BNP Paribas	2/5/18	—	(34,673)
USD	47,464,781	AED	177,898,000	Standard Chartered Bank	2/8/18	—	(960,264)
USD	58,381,943	AED	218,729,683	Standard Chartered Bank	2/8/18	—	(1,157,764)
USD	141,125,669	EUR	119,492,709	Standard Chartered Bank	2/8/18	1,123,139	—
RUB	1,376,007,000	USD	22,198,137	Bank of America, N.A.	2/9/18	1,023,989	—
RUB	826,535,000	USD	13,316,175	BNP Paribas	2/9/18	632,809	—
RUB	3,306,009,533	USD	53,264,745	Credit Suisse International	2/9/18	2,528,991	—
RUB	793,552,200	USD	12,807,492	Credit Suisse International	2/9/18	584,860	—
USD	12,047,855	EUR	10,169,197	Standard Chartered Bank	2/9/18	132,477	—
USD	257,754	EUR	220,000	Standard Chartered Bank	2/9/18	—	(23)
USD	45,237,282	RUB	2,650,000,000	Goldman Sachs International	2/9/18	514,665	—
RUB	1,376,896,267	USD	22,182,959	Credit Suisse International	2/12/18	1,043,737	—
RUB	820,401,000	USD	13,260,078	Credit Suisse International	2/12/18	579,167	—
UGX	5,612,000,000	USD	1,507,792	Standard Chartered Bank	2/14/18	—	(24,567)
USD	512,174	EUR	437,247	Goldman Sachs International	2/15/18	—	(343)
USD	116,880,815	EUR	99,720,000	Standard Chartered Bank	3/1/18	—	(105,977)
SGD	3,610,000	USD	2,657,147	Goldman Sachs International	3/6/18	—	(5,021)
SGD	4,200,000	USD	3,093,467	Goldman Sachs International	3/6/18	—	(7,890)
USD	15,633,210	SGD	21,183,000	Goldman Sachs International	3/6/18	70,885	—
UGX	18,083,405,000	USD	4,844,202	Citibank, N.A.	3/12/18	—	(105,961)
RUB	2,545,990,000	USD	42,804,999	Credit Suisse International	3/14/18	—	(49,066)
USD	7,421,153	THB	244,668,000	BNP Paribas	3/27/18	50,037	—
RUB	307,600,000	USD	5,171,052	Bank of America, N.A.	4/12/18	—	(27,623)
RSD	2,044,770,000	EUR	16,919,901	Deutsche Bank AG	4/20/18	—	(40,467)
RSD	3,625,500,000	EUR	30,000,000	Deutsche Bank AG	4/20/18	—	(71,750)
RSD	546,866,673	EUR	4,502,813	Citibank, N.A.	4/27/18	12,014	—
USD	3,836,471	AED	14,203,000	Standard Chartered Bank	5/17/18	—	(28,228)

36	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2017

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	4,777,660	OMR	1,935,000	Standard Chartered Bank	5/21/18	$—	$(228,970)
MAD	10,190,000	USD	1,000,000	Credit Agricole Corporate and Investment Bank	6/4/18	37,621	—
MAD	21,042,000	USD	2,073,103	BNP Paribas	6/7/18	68,696	—
MAD	27,626,000	USD	2,711,089	Credit Agricole Corporate and Investment Bank	6/7/18	100,875	—
USD	2,488,538	EUR	2,167,528	BNP Paribas	6/7/18	—	(70,011)
USD	213,614	EUR	186,121	Deutsche Bank AG	6/7/18	—	(6,084)
USD	1,661,008	EUR	1,450,345	Deutsche Bank AG	6/7/18	—	(50,979)
USD	3,327,570	EUR	2,892,191	Deutsche Bank AG	6/7/18	—	(86,372)
MAD	55,253,000	USD	5,422,277	Credit Agricole Corporate and Investment Bank	6/8/18	201,009	—
MAD	27,721,000	USD	2,711,100	Societe Generale	6/11/18	109,038	—
MAD	18,265,000	USD	1,786,832	Standard Chartered Bank	6/11/18	71,320	—
USD	924,527	EUR	807,122	Standard Chartered Bank	6/11/18	—	(28,448)
MAD	82,879,000	USD	8,133,366	Credit Agricole Corporate and Investment Bank	6/12/18	297,040	—
USD	1,662,988	EUR	1,426,600	Standard Chartered Bank	6/12/18	—	(21,519)
USD	3,101,003	EUR	2,667,415	Standard Chartered Bank	6/12/18	—	(48,638)
USD	4,980,401	EUR	4,343,625	Standard Chartered Bank	6/12/18	—	(148,484)
MAD	27,561,500	USD	2,711,118	Societe Generale	7/13/18	80,953	—
MAD	51,393,000	USD	5,093,206	Societe Generale	7/16/18	111,014	—
USD	4,706,167	OMR	1,946,000	Deutsche Bank AG	8/20/18	—	(313,896)
USD	6,711,914	OMR	2,769,000	BNP Paribas	9/4/18	—	(427,474)
RSD	837,879,000	EUR	6,742,136	Deutsche Bank AG	9/7/18	115,166	—
RSD	419,192,000	EUR	3,371,066	Deutsche Bank AG	9/7/18	60,034	—
RSD	828,728,000	EUR	6,683,290	Deutsche Bank AG	9/13/18	90,651	—
RSD	412,359,000	EUR	3,341,645	Deutsche Bank AG	9/17/18	24,002	—
USD	4,391,131	OMR	1,812,000	BNP Paribas	9/17/18	—	(278,672)
RSD	411,858,000	EUR	3,341,647	Deutsche Bank AG	9/18/18	18,672	—
RSD	423,389,000	EUR	3,431,029	Citibank, N.A.	9/24/18	21,240	—
RSD	407,784,000	EUR	3,303,232	Deutsche Bank AG	9/26/18	21,112	—
USD	11,566,913	AED	43,000,000	Standard Chartered Bank	9/26/18	—	(125,664)
RSD	203,975,000	EUR	1,651,619	Deutsche Bank AG	10/10/18	8,076	—
RSD	333,628,000	EUR	2,712,423	Deutsche Bank AG	10/18/18	—	(2,935)
USD	8,863,965	OMR	3,675,000	BNP Paribas	12/19/18	—	(569,307)
USD	23,619,071	OMR	9,685,000	BNP Paribas	2/14/19	—	(1,169,484)
USD	25,006,174	OMR	10,125,000	Standard Chartered Bank	3/11/19	—	(875,836)
USD	24,996,914	OMR	10,125,000	Standard Chartered Bank	3/11/19	—	(885,096)
USD	22,931,722	OMR	9,138,750	Standard Chartered Bank	3/27/19	—	(410,328)
USD	9,030,625	OMR	3,568,000	BNP Paribas	4/8/19	—	(77,189)
USD	9,031,150	OMR	3,567,756	Standard Chartered Bank	4/24/19	—	(68,699)
USD	17,101,391	OMR	6,858,000	Standard Chartered Bank	5/28/19	—	(360,577)
USD	20,224,994	OMR	8,270,000	BNP Paribas	7/3/19	—	(794,174)
USD	20,000,000	OMR	8,146,000	Standard Chartered Bank	7/3/19	—	(704,007)
USD	9,008,679	OMR	3,685,000	BNP Paribas	7/15/19	—	(351,538)
USD	13,060,778	AED	48,351,000	BNP Paribas	7/17/19	—	(65,946)
USD	13,940,752	AED	51,624,000	Standard Chartered Bank	7/17/19	—	(74,552)
USD	25,044,139	OMR	10,213,000	BNP Paribas	7/17/19	—	(895,155)
USD	65,799,138	OMR	26,714,450	Standard Chartered Bank	8/14/19	—	(1,955,865)
USD	11,828,938	OMR	4,799,000	BNP Paribas	8/21/19	—	(338,345)

37	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2017

Consolidated Portfolio of Investments — continued

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	13,012,939	OMR	5,280,000	BNP Paribas	8/21/19	$—	$(373,861)
USD	10,595,440	BHD	4,066,000	Credit Agricole Corporte and Investment Bank	9/18/19	—	(16,453)
USD	10,583,368	BHD	4,067,400	Credit Agricole Corporte and Investment Bank	9/18/19	—	(32,178)
USD	5,966,146	BHD	2,291,000	Bank of America, N.A.	9/19/19	—	(12,949)
USD	10,161,458	BHD	3,902,000	Bank of America, N.A.	9/19/19	—	(22,055)
USD	7,935,673	BHD	3,053,250	Credit Agricole Corporte and Investment Bank	9/23/19	—	(31,651)
USD	9,650,377	BHD	3,712,500	Standard Chartered Bank	9/25/19	—	(36,559)
USD	5,792,247	BHD	2,226,250	Standard Chartered Bank	10/3/19	—	(15,041)
USD	3,800,728	BHD	1,461,000	Standard Chartered Bank	10/7/19	—	(9,837)
USD	9,089,370	BHD	3,490,500	Standard Chartered Bank	10/7/19	—	(14,516)
USD	9,652,010	BHD	3,709,750	Standard Chartered Bank	10/7/19	—	(23,722)
USD	3,853,151	BHD	1,482,500	Bank of America, N.A.	10/15/19	—	(12,417)
USD	11,710,491	AED	43,200,000	Standard Chartered Bank	10/16/19	—	(11,879)
USD	10,582,236	BHD	4,067,600	Credit Agricole Corporte and Investment Bank	10/16/19	—	(23,526)
USD	2,769,990	BHD	1,067,000	Bank of America, N.A.	10/31/19	—	(10,634)
USD	3,836,968	BHD	1,478,000	Bank of America, N.A.	11/4/19	—	(14,197)

						$104,129,178	$(72,349,149)

Forward Volatility Agreements
Reference Entity	Counterparty	Strike Volatility Rate	Settlement Date(1)	Notional Amount† (000’s omitted)	Net Unrealized Appreciation (Depreciation)

CAD versus USD, 1 year term	BNP Paribas	8.45%	3/26/18	26,855	$(14,932)
CAD versus USD, 1 year term	Deutsche Bank AG	8.63	3/28/18	51,645	(95,491)
CHF versus USD, 1 year term	Deutsche Bank AG	8.58	6/14/18	51,643	(17,404)
CHF versus USD, 1 year term	BNP Paribas	8.35	6/19/18	26,857	39,104
EUR versus USD, 1 year term	Deutsche Bank AG	8.63	3/22/18	EUR 51,647	(399,710)
EUR versus USD, 1 year term	BNP Paribas	8.55	6/20/18	EUR 25,824	(152,451)

					$(640,884)

(1)	At the settlement date, the Portfolio will purchase from the counterparty an option straddle with a strike rate to be determined on this date.

†	Notional amount is stated in USD unless otherwise noted.

Futures Contracts
Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)

Commodity Futures
Brent Crude Oil	501	Short	Nov-17	$(30,530,940)	$(474,399)
WTI Crude Oil	2,384	Short	Jan-18	(130,380,960)	(1,009,597)

Equity Futures
MSCI Singapore Index	1,173	Short	Nov-17	(32,614,518)	(542,640)

38	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2017

Consolidated Portfolio of Investments — continued

Futures Contracts (continued)
Description	Number of Contracts	Position	Expiration Month/Year	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)

Interest Rate Futures
Japan 10-Year Bond	105	Short	Dec-17	$(138,950,354)	$554,065
U.S. 2-Year Treasury Note	503	Short	Dec-17	(108,325,766)	471,563
U.S. 5-Year Deliverable Interest Rate Swap	659	Short	Dec-17	(66,291,281)	560,831
U.S. 5-Year Treasury Note	898	Short	Dec-17	(105,234,375)	1,103,900
U.S. 10-Year Deliverable Interest Rate Swap	1,860	Short	Dec-17	(187,743,750)	2,821,359
U.S. 10-Year Treasury Note	36	Short	Dec-17	(4,497,750)	68,094

					$3,553,176

Japan 10-Year Bond:  Japanese Government Bonds (JGB) having a maturity of 7 years or more but less than 11 years.

WTI:  West Texas Intermediate

Centrally Cleared Inflation Swaps
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

LCH.Clearnet	EUR	13,634	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.57% (pays upon termination)	8/15/32	$199,937
LCH.Clearnet	EUR	13,669	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.59% (pays upon termination)	8/15/32	160,360
LCH.Clearnet	EUR	13,346	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.60% (pays upon termination)	8/15/32	117,316
LCH.Clearnet	EUR	13,427	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.64% (pays upon termination)	10/15/32	50,645
LCH.Clearnet	EUR	13,634	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.77% (pays upon termination)	8/15/42	(373,030)
LCH.Clearnet	EUR	13,669	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.78% (pays upon termination)	8/15/42	(361,185)
LCH.Clearnet	EUR	13,346	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.79% (pays upon termination)	8/15/42	(279,558)
LCH.Clearnet	EUR	13,427	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.85% (pays upon termination)	10/15/42	(78,846)
LCH.Clearnet	EUR	3,594	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.90% (pays upon termination)	8/4/47	(20,932)

39	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2017

Consolidated Portfolio of Investments — continued

Centrally Cleared Inflation Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	EUR	3,594	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.89% (pays upon termination)	8/7/47	$(35,123)
LCH.Clearnet	USD	4,840	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.16% (pays upon termination)	8/4/47	63,911
LCH.Clearnet	USD	4,840	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/7/47	80,817
LCH.Clearnet	USD	6,107	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.13% (pays upon termination)	8/22/47	131,293
LCH.Clearnet	USD	6,072	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/25/47	107,883
LCH.Clearnet	USD	6,054	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	9/1/47	103,331
LCH.Clearnet	USD	5,275	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.22% (pays upon termination)	10/5/47	(8,057)

								$(141,238)

CPI-U (NSA)	–	Consumer Price Index All Urban Non-Seasonally Adjusted
HICP	–	Harmonised Indices of Consumer Prices

Centrally Cleared Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

CME Group, Inc.	MXN	4,566,390	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.83% (pays monthly)	6/28/19	$(2,252,225)
CME Group, Inc.	MXN	2,065,865	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.83% (pays monthly)	7/1/19	(1,016,873)
CME Group, Inc.	MXN	2,451,525	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.83% (pays monthly)	7/1/19	(1,199,308)
CME Group, Inc.	MXN	1,163,910	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.01% (pays monthly)	8/19/19	(408,345)
CME Group, Inc.	MXN	1,163,920	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.04% (pays monthly)	8/19/19	(376,552)
CME Group, Inc.	MXN	1,176,400	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.00% (pays monthly)	8/21/19	(418,775)
CME Group, Inc.	MXN	985,170	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.01% (pays monthly)	8/22/19	(344,469)
CME Group, Inc.	MXN	2,750,600	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.03% (pays monthly)	8/23/19	(897,719)
CME Group, Inc.	MXN	1,003,500	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	7.34% (pays monthly)	10/24/19	(23,056)
LCH.Clearnet	EUR	189,331	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	0.25% (pays annually)(2)	9/20/22	(1,662,747)
LCH.Clearnet	EUR	44,627	Receives	6-month Euro Interbank Offered Rate (pays semi-annually)	1.00% (pays annually)(2)	9/20/27	(700,633)

40	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2017

Consolidated Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	HUF	2,635,868	Receives	6-month HUF BUBOR (pays semi-annually)	1.27% (pays annually)	12/13/21	$(354,143)
LCH.Clearnet	HUF	6,569,260	Receives	6-month HUF BUBOR (pays semi-annually)	1.46% (pays annually)	1/12/22	(1,087,205)
LCH.Clearnet	HUF	6,043,740	Receives	6-month HUF BUBOR (pays semi-annually)	1.44% (pays annually)	1/13/22	(971,119)
LCH.Clearnet	HUF	3,485,900	Receives	6-month HUF BUBOR (pays semi-annually)	1.92% (pays annually)	7/28/26	(190,431)
LCH.Clearnet	HUF	2,453,200	Receives	6-month HUF BUBOR (pays semi-annually)	1.94% (pays annually)	8/1/26	(143,732)
LCH.Clearnet	HUF	940,022	Receives	6-month HUF BUBOR (pays semi-annually)	1.94% (pays annually)	9/21/26	(36,283)
LCH.Clearnet	HUF	964,125	Receives	6-month HUF BUBOR (pays semi-annually)	1.93% (pays annually)	9/21/26	(35,680)
LCH.Clearnet	HUF	2,378,174	Receives	6-month HUF BUBOR (pays semi-annually)	1.89% (pays annually)	9/21/26	(56,222)
LCH.Clearnet	HUF	957,698	Receives	6-month HUF BUBOR (pays semi-annually)	2.14% (pays annually)	10/13/26	(93,089)
LCH.Clearnet	HUF	2,436,021	Receives	6-month HUF BUBOR (pays semi-annually)	2.09% (pays annually)	10/19/26	(189,185)
LCH.Clearnet	HUF	2,523,435	Receives	6-month HUF BUBOR (pays semi-annually)	2.04% (pays annually)	10/20/26	(158,144)
LCH.Clearnet	HUF	1,218,150	Receives	6-month HUF BUBOR (pays semi-annually)	2.08% (pays annually)	10/28/26	(85,639)
LCH.Clearnet	HUF	3,015,613	Receives	6-month HUF BUBOR (pays semi-annually)	2.06% (pays annually)	10/28/26	(183,932)
LCH.Clearnet	HUF	1,825,240	Receives	6-month HUF BUBOR (pays semi-annually)	2.09% (pays annually)	11/2/26	(259,842)
LCH.Clearnet	HUF	1,222,117	Receives	6-month HUF BUBOR (pays semi-annually)	2.18% (pays annually)	11/3/26	(214,552)
LCH.Clearnet	HUF	1,198,308	Receives	6-month HUF BUBOR (pays semi-annually)	2.15% (pays annually)	11/7/26	(195,575)
LCH.Clearnet	HUF	1,190,373	Receives	6-month HUF BUBOR (pays semi-annually)	2.12% (pays annually)	11/8/26	(181,192)
LCH.Clearnet	HUF	3,277,496	Receives	6-month HUF BUBOR (pays semi-annually)	2.14% (pays annually)	11/10/26	(527,208)
LCH.Clearnet	JPY	1,346,315	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.62% (pays semi-annually)	12/19/46	996,616
LCH.Clearnet	JPY	1,455,749	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.81% (pays semi-annually)	12/19/46	408,763
LCH.Clearnet	JPY	1,625,685	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.61% (pays semi-annually)	12/19/46	1,236,055
LCH.Clearnet	JPY	1,425,700	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.86% (pays semi-annually)	6/19/47	283,495
LCH.Clearnet	JPY	1,425,900	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.85% (pays semi-annually)	6/19/47	293,752
LCH.Clearnet	JPY	1,814,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.89% (pays semi-annually)	9/18/47	273,627

41	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2017

Consolidated Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	JPY	1,940,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.89% (pays semi-annually)	9/18/47	$274,145
LCH.Clearnet	JPY	2,055,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.92% (pays semi-annually)	9/18/47	136,174
LCH.Clearnet(1)	JPY	1,402,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.95% (pays semi-annually)	12/18/47	37,727
LCH.Clearnet(1)	JPY	2,841,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.95% (pays semi-annually)	12/18/47	118,642
LCH.Clearnet(1)	JPY	3,122,000	Receives	6-month JPY-LIBOR-BBA (pays semi-annually)	0.95% (pays semi-annually)	12/18/47	135,866
LCH.Clearnet	NZD	30,800	Receives	3-month NZD Bank Bill (pays quarterly)	3.40% (pays semi-annually)	4/28/27	(484,621)
LCH.Clearnet	NZD	22,435	Receives	3-month NZD Bank Bill (pays quarterly)	3.40% (pays semi-annually)	5/8/27	(532,228)
LCH.Clearnet	NZD	23,592	Receives	3-month NZD Bank Bill (pays quarterly)	3.41% (pays semi-annually)	5/8/27	(573,904)
LCH.Clearnet	NZD	21,377	Receives	3-month NZD Bank Bill (pays quarterly)	3.31% (pays semi-annually)	5/18/27	(393,471)
LCH.Clearnet	NZD	95,900	Receives	3-month NZD Bank Bill (pays quarterly)	3.17% (pays semi-annually)	6/26/27	(809,603)
LCH.Clearnet	PLN	38,447	Pays	6-month PLN WIBOR (pays semi-annually)	2.41% (pays annually)	12/13/21	145,350
LCH.Clearnet	PLN	95,706	Pays	6-month PLN WIBOR (pays semi-annually)	2.46% (pays annually)	1/12/22	392,000
LCH.Clearnet	PLN	98,984	Pays	6-month PLN WIBOR (pays semi-annually)	2.44% (pays annually)	1/13/22	372,432
LCH.Clearnet	PLN	49,240	Pays	6-month PLN WIBOR (pays semi-annually)	2.23% (pays annually)	7/28/26	(712,223)
LCH.Clearnet	PLN	35,503	Pays	6-month PLN WIBOR (pays semi-annually)	2.22% (pays annually)	8/1/26	(519,650)
LCH.Clearnet	PLN	12,853	Pays	6-month PLN WIBOR (pays semi-annually)	2.28% (pays annually)	9/21/26	(178,786)
LCH.Clearnet	PLN	47,555	Pays	6-month PLN WIBOR (pays semi-annually)	2.30% (pays annually)	9/21/26	(640,732)
LCH.Clearnet	PLN	13,591	Pays	6-month PLN WIBOR (pays semi-annually)	2.49% (pays annually)	10/13/26	(130,174)
LCH.Clearnet	PLN	13,817	Pays	6-month PLN WIBOR (pays semi-annually)	2.47% (pays annually)	10/19/26	(139,136)
LCH.Clearnet	PLN	20,724	Pays	6-month PLN WIBOR (pays semi-annually)	2.46% (pays annually)	10/19/26	(213,199)
LCH.Clearnet	PLN	15,166	Pays	6-month PLN WIBOR (pays semi-annually)	2.43% (pays annually)	10/20/26	(166,104)
LCH.Clearnet	PLN	20,727	Pays	6-month PLN WIBOR (pays semi-annually)	2.44% (pays annually)	10/20/26	(221,147)
LCH.Clearnet	PLN	17,423	Pays	6-month PLN WIBOR (pays semi-annually)	2.47% (pays annually)	10/28/26	(177,515)
LCH.Clearnet	PLN	43,554	Pays	6-month PLN WIBOR (pays semi-annually)	2.46% (pays annually)	10/28/26	(453,217)

42	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2017

Consolidated Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	PLN	26,131	Pays	6-month PLN WIBOR (pays semi-annually)	2.50% (pays annually)	10/31/26	$(249,935)
LCH.Clearnet	PLN	17,422	Pays	6-month PLN WIBOR (pays semi-annually)	2.56% (pays annually)	11/2/26	(71,662)
LCH.Clearnet	PLN	17,423	Pays	6-month PLN WIBOR (pays semi-annually)	2.54% (pays annually)	11/7/26	(81,262)
LCH.Clearnet	PLN	17,421	Pays	6-month PLN WIBOR (pays semi-annually)	2.50% (pays annually)	11/8/26	(98,433)
LCH.Clearnet	PLN	48,146	Pays	6-month PLN WIBOR (pays semi-annually)	2.52% (pays annually)	11/10/26	(254,106)
LCH.Clearnet	USD	59,354	Receives	3-month USD-LIBOR-BBA (pays quarterly)	1.75% (pays semi-annually)(2)	9/20/19	119,644
LCH.Clearnet	USD	27,050	Receives	3-month USD-LIBOR-BBA (pays quarterly)	1.50% (pays semi-annually)(2)	3/20/20	80,615
LCH.Clearnet	USD	8,222	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.75% (pays annually)	7/31/20	(26,496)
LCH.Clearnet	USD	15,520	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.74% (pays semi-annually)	7/31/20	(53,487)
LCH.Clearnet	USD	19,400	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.74% (pays semi-annually)	7/31/20	(67,001)
LCH.Clearnet	USD	20,736	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.74% (pays semi-annually)	8/12/20	(81,774)
LCH.Clearnet	USD	22,053	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.62% (pays semi-annually)	8/14/20	(162,060)
LCH.Clearnet	USD	10,695	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.68% (pays semi-annually)	8/17/20	(61,437)
LCH.Clearnet	USD	11,461	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.68% (pays semi-annually)	8/17/20	(65,837)
LCH.Clearnet	USD	23,643	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.69% (pays semi-annually)	8/17/20	(129,607)
LCH.Clearnet	USD	40,058	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.70% (pays semi-annually)	8/19/20	(212,556)
LCH.Clearnet	USD	11,489	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.56% (pays semi-annually)	8/22/20	(107,400)
LCH.Clearnet	USD	23,669	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.55% (pays semi-annually)	8/22/20	(228,163)
LCH.Clearnet	USD	27,660	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.65% (pays semi-annually)	9/18/20	(201,529)
LCH.Clearnet	USD	1,500	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.55% (pays semi-annually)	9/23/20	(15,702)
LCH.Clearnet	USD	11,970	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.43% (pays semi-annually)	10/28/20	(176,102)
LCH.Clearnet	USD	11,970	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.42% (pays semi-annually)	10/28/20	(176,971)
LCH.Clearnet	USD	12,334	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.54% (pays semi-annually)	11/5/20	(88,933)
LCH.Clearnet	USD	24,666	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.53% (pays semi-annually)	11/5/20	(185,200)

43	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2017

Consolidated Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet	USD	11,935	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.56% (pays semi-annually)	11/9/20	$(82,022)
LCH.Clearnet	USD	16,312	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.67% (pays semi-annually)	11/12/20	(49,337)
LCH.Clearnet	USD	8,910	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.11% (pays semi-annually)	2/23/21	(246,184)
LCH.Clearnet	USD	8,640	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.17% (pays semi-annually)	2/25/21	(222,748)
LCH.Clearnet	USD	17,279	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.17% (pays semi-annually)	2/25/21	(446,640)
LCH.Clearnet	USD	21,672	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.27% (pays semi-annually)	3/7/21	(486,544)
LCH.Clearnet	USD	15,042	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.10% (pays semi-annually)	6/21/21	(429,481)
LCH.Clearnet	USD	42,081	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.20% (pays semi-annually)	9/1/21	(1,258,553)
LCH.Clearnet	USD	35,942	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.21% (pays semi-annually)	9/2/21	(1,057,702)
LCH.Clearnet	USD	30,740	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.96% (pays semi-annually)	1/6/22	86,899
LCH.Clearnet	USD	14,712	Pays	3-month USD-LIBOR-BBA (pays quarterly)	2.06% (pays semi-annually)	7/30/22	20,212
LCH.Clearnet	USD	25,617	Receives	3-month USD-LIBOR-BBA (pays quarterly)	1.84% (pays semi-annually)	9/15/22	263,300
LCH.Clearnet	USD	39,231	Receives	3-month USD-LIBOR-BBA (pays quarterly)	1.87% (pays semi-annually)	9/18/22	355,105
LCH.Clearnet	USD	5,210	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.59% (pays semi-annually)	4/12/26	(275,714)
LCH.Clearnet	USD	7,105	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.59% (pays semi-annually)	4/12/26	(376,273)
LCH.Clearnet	USD	10,016	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.68% (pays semi-annually)	5/6/26	(417,162)
LCH.Clearnet	USD	10,016	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.68% (pays semi-annually)	5/6/26	(420,462)
LCH.Clearnet	USD	10,077	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.60% (pays semi-annually)	5/18/26	(493,673)
LCH.Clearnet	USD	2,531	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.72% (pays semi-annually)	5/20/26	(97,727)
LCH.Clearnet	USD	5,063	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.65% (pays semi-annually)	5/20/26	(224,869)
LCH.Clearnet	USD	3,810	Pays	3-month USD-LIBOR-BBA (pays quarterly)	1.69% (pays semi-annually)	6/3/26	(160,358)
LCH.Clearnet	USD	14,900	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.11% (pays semi-annually)	9/5/27	281,799
LCH.Clearnet	USD	26,320	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.02% (pays semi-annually)	9/13/27	713,431
LCH.Clearnet	USD	83,779	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.18% (pays semi-annually)	9/19/27	1,146,130

44	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2017

Consolidated Portfolio of Investments — continued

Centrally Cleared Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)			Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)
LCH.Clearnet(1)	USD	0	(3)	Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.50% (pays semi-annually)(2)	6/15/46	$16
LCH.Clearnet(1)	USD	8,500		Receives	3-month USD-LIBOR-BBA (pays quarterly)	2.75% (pays semi-annually)(2)	9/21/46	1,299,616
LCH.Clearnet(1)	USD	8,500		Pays	3-month USD-LIBOR-BBA (pays quarterly)	2.75% (pays semi-annually)(2)	9/21/46	(1,464,400)

								$(22,143,676)

(1)	Effective date, which represents the date on which the Portfolio and the counterparty to the interest rate swap begin interest payment accrual, is after October 31, 2017.

(2)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

(3)	Notional amount is less than USD 500.

Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Bank of America, N.A.	SAR	50,400	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.37% (pays annually)	4/11/26	$(78,781)

Bank of America, N.A.	SAR	18,196	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.43% (pays annually)	5/10/26	(17,625)

Bank of America, N.A.	SAR	30,566	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.57% (pays annually)	5/23/26	(113,081)

BNP Paribas	KRW	7,655,630	Receives	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	1.83% (pays quarterly)	1/17/27	254,659

BNP Paribas	KRW	5,789,175	Receives	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	1.92% (pays quarterly)	2/7/27	143,178

BNP Paribas	KRW	5,302,880	Receives	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	1.79% (pays quarterly)	1/17/37	403,124

BNP Paribas	KRW	2,869,080	Receives	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	1.85% (pays quarterly)	2/7/37	189,234

BNP Paribas	KRW	5,833,300	Receives	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.03% (pays quarterly)	7/12/37	237,901

Citibank, N.A.	KRW	4,720,100	Receives	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.03% (pays quarterly)	7/12/37	194,602

Deutsche Bank AG	INR	1,907,000	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.10% (pays semi-annually)	8/21/22	(224,750)

Deutsche Bank AG	SAR	127,720	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.03% (pays annually)	8/2/20	(488,646)

Deutsche Bank AG	SAR	100,651	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.64% (pays annually)	2/25/21	(321,803)

45	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2017

Consolidated Portfolio of Investments — continued

Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Deutsche Bank AG	SAR	83,876	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.76% (pays annually)	3/7/21	$(368,077)

Goldman Sachs International	AED	38,962	Receives	3-month Emirates Interbank Offered Rate (pays quarterly)	2.50% (pays annually)	6/13/21	(51,535)

Goldman Sachs International	AED	38,960	Receives	3-month Emirates Interbank Offered Rate (pays quarterly)	2.51% (pays annually)	6/15/21	(52,622)

Goldman Sachs International	AED	38,965	Receives	3-month Emirates Interbank Offered Rate (pays quarterly)	2.52% (pays annually)	6/21/21	(55,803)

Goldman Sachs International	CLP	28,887,620	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.56% (pays semi-annually)	10/4/22	(250,013)

Goldman Sachs International	CLP	28,062,280	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.57% (pays semi-annually)	10/5/22	(261,165)

Goldman Sachs International	CLP	14,031,140	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.57% (pays semi-annually)	10/6/22	(129,377)

Goldman Sachs International	CLP	28,062,260	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.59% (pays semi-annually)	10/10/22	(290,758)

Goldman Sachs International	CLP	8,410,650	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.50% (pays semi-annually)	10/26/22	(20,653)

Goldman Sachs International	CLP	3,244,109	Receives	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	3.54% (pays semi-annually)	10/30/22	(16,376)

Goldman Sachs International	ILS	156,770	Receives	3-month Tel Aviv Interbank Offered Rate (pays quarterly)	0.73% (pays annually)	9/1/21	(419,008)

Goldman Sachs International	ILS	137,700	Receives	3-month Tel Aviv Interbank Offered Rate (pays quarterly)	0.74% (pays annually)	9/2/21	(378,372)

Goldman Sachs International	KRW	6,127,100	Receives	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	2.03% (pays quarterly)	7/12/37	252,610

Goldman Sachs International	SAR	77,540	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.16% (pays annually)	8/3/20	227,357

Goldman Sachs International	SAR	77,052	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.35% (pays annually)	8/12/20	120,584

Goldman Sachs International	SAR	83,879	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.40% (pays annually)	8/17/20	97,272

Goldman Sachs International	SAR	88,833	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.40% (pays annually)	8/17/20	106,471

Goldman Sachs International	SAR	95,697	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.46% (pays annually)	8/19/20	76,469

Goldman Sachs International	SAR	66,550	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.41% (pays annually)	8/22/20	(436,351)

Goldman Sachs International	SAR	130,268	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.41% (pays annually)	8/22/20	(854,133)

46	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2017

Consolidated Portfolio of Investments — continued

Interest Rate Swaps (continued)
Counterparty	Notional Amount (000’s omitted)		Portfolio Pays/Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Goldman Sachs International	SAR	143,913	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.26% (pays annually)	9/17/20	$ 382,334

Goldman Sachs International	SAR	143,914	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.34% (pays annually)	9/21/20	299,995

Goldman Sachs International	SAR	95,490	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.56% (pays annually)	11/5/20	(464,911)

Goldman Sachs International	SAR	41,938	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.65% (pays annually)	2/23/21	(138,734)

Goldman Sachs International	SAR	55,883	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	2.61% (pays annually)	7/30/22	137,680

Goldman Sachs International	SAR	79,680	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.46% (pays annually)	5/9/26	(137,622)

Goldman Sachs International	SAR	40,596	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.47% (pays annually)	5/18/26	(72,137)

Goldman Sachs International	SAR	15,890	Receives	3-month Saudi Riyal Interbank Offered Rate (pays quarterly)	3.71% (pays annually)	6/6/26	(102,310)

Nomura International PLC	KRW	5,173,120	Receives	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	1.79% (pays quarterly)	1/17/37	393,259

Nomura International PLC	KRW	7,188,920	Receives	3-month Certificate of Deposit Rate (KWCDC) (pays quarterly)	1.84% (pays quarterly)	2/7/37	476,833
Standard Chartered Bank	INR	1,236,000	Pays	1-day Overnight Mumbai Interbank Offered Rate (pays semi-annually)	6.10% (pays semi-annually)	8/21/22	(150,151)

							$(1,901,232)

Centrally Cleared Credit Default Swaps — Sell Protection
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments	Net Unrealized Appreciation

Markit CDX Emerging Markets Index (CDX.EM.28.V1)	ICE Clear Credit	$1,000	1.00% (pays quarterly)(1)	12/20/22	1.74%	$(33,432)	$43,269	$9,837
Turkey	ICE Clear Credit	2,160	1.00% (pays quarterly)(1)	6/20/20	1.04	237	71,101	71,338

Total		$3,160				$(33,195)	$114,370	$81,175

47	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2017

Consolidated Portfolio of Investments — continued

Centrally Cleared Credit Default Swaps — Buy Protection
Reference Entity	Counterparty	Notional Amount† (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments	Net Unrealized Depreciation

Chile	ICE Clear Credit	93,820	1.00% (pays quarterly)(1)	12/20/22	$(2,353,721)	$1,914,432	$(439,289)
Colombia	ICE Clear Credit	86,270	1.00% (pays quarterly)(1)	12/20/22	343,987	(1,095,625)	(751,638)
Colombia	ICE Clear Credit	73,700	1.00% (pays quarterly)(1)	12/20/27	6,299,974	(8,042,743)	(1,742,769)
Malaysia	ICE Clear Credit	221,485	1.00% (pays quarterly)(1)	12/20/22	(4,248,455)	2,925,297	(1,323,158)
Markit iTraxx Europe Subordinated Financials Index (ITRAXX.FINSR.28.V1)	ICE Clear Credit	134,530	1.00% (pays quarterly)(1)	12/20/22	(4,071,581)	3,499,098	(572,483)
Mexico	ICE Clear Credit	203,900	1.00% (pays quarterly)(1)	12/20/22	399,712	(1,373,226)	(973,514)
Qatar	ICE Clear Credit	119,079	1.00% (pays quarterly)(1)	12/20/22	(40,447)	6,517	(33,930)
Russia	ICE Clear Credit	187,175	1.00% (pays quarterly)(1)	12/20/22	2,334,509	(4,251,072)	(1,916,563)
South Africa	ICE Clear Credit	9,900	1.00% (pays quarterly)(1)	3/20/20	(24,994)	(149,289)	(174,283)

Total					$(1,361,016)	$(6,566,611)	$(7,927,627)

†	Notional amount is stated in USD unless otherwise noted.

Credit Default Swaps — Sell Protection
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation

Poland	Barclays Bank PLC	$10,720	1.00% (pays quarterly)(1)	6/20/21	0.26%	$291,988	$18,600	$310,588
Poland	BNP Paribas	11,790	1.00% (pays quarterly)(1)	6/20/21	0.26	321,132	17,903	339,035
South Africa	Goldman Sachs International	8,022	1.00% (pays quarterly)(1)	12/20/17	0.35	16,627	5,104	21,731
South Africa	HSBC Bank USA, N.A.	7,300	1.00% (pays quarterly)(1)	12/20/17	0.35	15,130	4,828	19,958
South Africa	Nomura International PLC	7,068	1.00% (pays quarterly)(1)	12/20/17	0.35	14,649	4,586	19,235
Turkey	Bank of America, N.A.	38,932	1.00% (pays quarterly)(1)	12/20/17	0.42	76,567	24,809	101,376
Turkey	Barclays Bank PLC	23,500	1.00% (pays quarterly)(1)	6/20/20	1.04	2,577	766,974	769,551
Turkey	BNP Paribas	10,000	1.00% (pays quarterly)(1)	6/20/20	1.04	1,097	289,348	290,445
Turkey	BNP Paribas	32,300	1.00% (pays quarterly)(1)	9/20/20	1.11	(60,089)	1,439,699	1,379,610
Turkey	Deutsche Bank AG	20,000	1.00% (pays quarterly)(1)	12/20/17	0.42	39,333	12,745	52,078

48	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2017

Consolidated Portfolio of Investments — continued

Credit Default Swaps — Sell Protection (continued)
Reference Entity	Counterparty	Notional Amount* (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Current Market Annual Fixed Rate***	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation
Turkey	Goldman Sachs International	$25,000	1.00% (pays quarterly)(1)	6/20/20	1.04%	$2,742	$714,990	$717,732
Turkey	Goldman Sachs International	10,000	1.00% (pays quarterly)(1)	6/20/20	1.04	1,097	310,485	311,582
Turkey	JPMorgan Chase Bank, N.A.	2,710	1.00% (pays quarterly)(1)	6/20/20	1.04	297	89,847	90,144
Turkey	Nomura International PLC	6,900	1.00% (pays quarterly)(1)	6/20/20	1.04	757	203,276	204,033

Total		$214,242				$723,904	$3,903,194	$4,627,098

Credit Default Swaps — Buy Protection
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)

Bulgaria	BNP Paribas	$ 4,574	1.00% (pays quarterly)(1)	6/20/18	$(30,457)	$(3,328)	$(33,785)
Bulgaria	BNP Paribas	6,320	1.00% (pays quarterly)(1)	9/20/18	(53,933)	(10,597)	(64,530)
Croatia	Barclays Bank PLC	4,520	1.00% (pays quarterly)(1)	3/20/20	(66,592)	(155,375)	(221,967)
Croatia	Barclays Bank PLC	4,520	1.00% (pays quarterly)(1)	3/20/20	(66,592)	(155,558)	(222,150)
Croatia	Barclays Bank PLC	4,520	1.00% (pays quarterly)(1)	3/20/20	(66,592)	(159,884)	(226,476)
Croatia	Barclays Bank PLC	9,040	1.00% (pays quarterly)(1)	3/20/20	(133,183)	(310,477)	(443,660)
Croatia	BNP Paribas	2,000	1.00% (pays quarterly)(1)	12/20/17	(4,699)	(3,615)	(8,314)
Croatia	BNP Paribas	8,480	1.00% (pays quarterly)(1)	6/20/18	(56,050)	(85,344)	(141,394)
Croatia	BNP Paribas	1,500	1.00% (pays quarterly)(1)	3/20/20	(22,099)	(59,114)	(81,213)
Croatia	BNP Paribas	2,340	1.00% (pays quarterly)(1)	3/20/20	(34,474)	(82,593)	(117,067)
Croatia	BNP Paribas	2,760	1.00% (pays quarterly)(1)	3/20/20	(40,662)	(93,607)	(134,269)
Croatia	BNP Paribas	6,250	1.00% (pays quarterly)(1)	3/20/20	(92,079)	(245,970)	(338,049)
Croatia	Citibank, N.A.	1,500	1.00% (pays quarterly)(1)	12/20/17	(3,525)	(2,679)	(6,204)
Croatia	Citibank, N.A.	5,000	1.00% (pays quarterly)(1)	12/20/17	(11,748)	(9,137)	(20,885)
Croatia	Citibank, N.A.	3,070	1.00% (pays quarterly)(1)	3/20/18	(13,697)	(15,517)	(29,214)

49	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2017

Consolidated Portfolio of Investments — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Croatia	Citibank, N.A.	$ 4,050	1.00% (pays quarterly)(1)	3/20/18	$(18,070)	$(20,467)	$(38,537)
Croatia	Citibank, N.A.	4,287	1.00% (pays quarterly)(1)	3/20/18	(19,127)	(30,118)	(49,245)
Croatia	Citibank, N.A.	2,670	1.00% (pays quarterly)(1)	6/20/18	(17,648)	(31,830)	(49,478)
Croatia	Citibank, N.A.	13,270	1.00% (pays quarterly)(1)	6/20/18	(87,710)	(156,200)	(243,910)
Croatia	Citibank, N.A.	1,660	1.00% (pays quarterly)(1)	3/20/20	(24,456)	(56,777)	(81,233)
Croatia	Citibank, N.A.	4,260	1.00% (pays quarterly)(1)	3/20/20	(62,761)	(152,295)	(215,056)
Croatia	Citibank, N.A.	10,000	1.00% (pays quarterly)(1)	3/20/20	(147,327)	(375,294)	(522,621)
Croatia	Citibank, N.A.	167	1.00% (pays quarterly)(1)	6/20/20	(2,438)	(6,354)	(8,792)
Croatia	Citibank, N.A.	1,000	1.00% (pays quarterly)(1)	6/20/20	(14,578)	(38,910)	(53,488)
Croatia	Deutsche Bank AG	410	1.00% (pays quarterly)(1)	12/20/17	(963)	(763)	(1,726)
Croatia	Goldman Sachs International	2,000	1.00% (pays quarterly)(1)	12/20/17	(4,699)	(3,582)	(8,281)
Croatia	Goldman Sachs International	2,900	1.00% (pays quarterly)(1)	3/20/19	(32,853)	(57,878)	(90,731)
Croatia	Goldman Sachs International	2,210	1.00% (pays quarterly)(1)	3/20/20	(32,559)	(78,005)	(110,564)
Croatia	Goldman Sachs International	3,410	1.00% (pays quarterly)(1)	3/20/20	(50,238)	(120,482)	(170,720)
Croatia	Goldman Sachs International	1,700	1.00% (pays quarterly)(1)	6/20/20	(24,782)	(66,368)	(91,150)
Croatia	HSBC Bank USA, N.A.	6,508	1.00% (pays quarterly)(1)	3/20/18	(29,037)	(45,721)	(74,758)
Croatia	JPMorgan Chase Bank, N.A.	2,967	1.00% (pays quarterly)(1)	6/20/18	(19,611)	(35,400)	(55,011)
Croatia	Morgan Stanley & Co. International PLC	1,385	1.00% (pays quarterly)(1)	12/20/17	(3,254)	(2,399)	(5,653)
Croatia	Morgan Stanley & Co. International PLC	1,595	1.00% (pays quarterly)(1)	12/20/17	(3,748)	(2,955)	(6,703)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00% (pays quarterly)(1)	12/20/17	(5,874)	(4,539)	(10,413)
Croatia	Morgan Stanley & Co. International PLC	2,500	1.00% (pays quarterly)(1)	12/20/17	(5,874)	(4,627)	(10,501)
Croatia	Morgan Stanley & Co. International PLC	3,082	1.00% (pays quarterly)(1)	3/20/18	(13,751)	(21,861)	(35,612)
Croatia	Morgan Stanley & Co. International PLC	2,816	1.00% (pays quarterly)(1)	6/20/18	(18,613)	(35,066)	(53,679)
Croatia	Morgan Stanley & Co. International PLC	5,869	1.00% (pays quarterly)(1)	6/20/18	(38,792)	(74,819)	(113,611)

50	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2017

Consolidated Portfolio of Investments — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Croatia	Morgan Stanley & Co. International PLC	$ 6,310	1.00% (pays quarterly)(1)	6/20/18	$(41,707)	$(71,961)	$(113,668)
Croatia	Nomura International PLC	5,000	1.00% (pays quarterly)(1)	3/20/18	(22,308)	(23,630)	(45,938)
Croatia	Nomura International PLC	40,700	1.00% (pays quarterly)(1)	3/20/18	(181,590)	(206,097)	(387,687)
Egypt	Citibank, N.A.	4,550	1.00% (pays quarterly)(1)	6/20/20	164,074	(132,887)	31,187
Egypt	Citibank, N.A.	50	1.00% (pays quarterly)(1)	6/20/20	1,803	(1,534)	269
Egypt	Deutsche Bank AG	5,100	1.00% (pays quarterly)(1)	6/20/20	183,908	(132,441)	51,467
Egypt	Deutsche Bank AG	4,600	1.00% (pays quarterly)(1)	6/20/20	165,877	(134,986)	30,891
Egypt	Deutsche Bank AG	4,550	1.00% (pays quarterly)(1)	6/20/20	164,074	(133,698)	30,376
Lebanon	Bank of America, N.A.	2,330	1.00% (pays quarterly)(1)	6/20/22	321,783	(311,709)	10,074
Lebanon	Bank of America, N.A.	3,150	1.00% (pays quarterly)(1)	12/20/22	495,641	(476,063)	19,578
Lebanon	Barclays Bank PLC	4,100	1.00% (pays quarterly)(1)	12/20/22	645,120	(611,371)	33,749
Lebanon	Goldman Sachs International	6,999	5.00% (pays quarterly)(1)	12/20/18	(248,292)	82,867	(165,425)
Lebanon	Goldman Sachs International	7,552	5.00% (pays quarterly)(1)	12/20/18	(267,910)	96,675	(171,235)
Lebanon	JPMorgan Chase Bank, N.A.	10,000	5.00% (pays quarterly)(1)	12/20/17	(99,873)	5,749	(94,124)
Oman	Bank of America, N.A.	20,851	1.00% (pays quarterly)(1)	6/20/22	781,190	(965,170)	(183,980)
Oman	Bank of America, N.A.	16,680	1.00% (pays quarterly)(1)	12/20/22	874,738	(922,869)	(48,131)
Poland	Bank of America, N.A.	7,120	1.00% (pays quarterly)(1)	9/20/19	(123,943)	45,039	(78,904)
Poland	Barclays Bank PLC	8,680	1.00% (pays quarterly)(1)	9/20/18	(82,344)	36,800	(45,544)
Poland	Barclays Bank PLC	4,360	1.00% (pays quarterly)(1)	9/20/19	(75,897)	29,174	(46,723)
Poland	Barclays Bank PLC	15,000	1.00% (pays quarterly)(1)	9/20/19	(261,115)	100,387	(160,728)
Qatar	Bank of America, N.A.	1,710	1.00% (pays quarterly)(1)	6/20/19	(15,523)	14,064	(1,459)
Qatar	Bank of America, N.A.	1,710	1.00% (pays quarterly)(1)	6/20/19	(15,523)	13,250	(2,273)
Qatar	Barclays Bank PLC	13,218	1.00% (pays quarterly)(1)	12/20/18	(100,214)	49,138	(51,076)
Qatar	Barclays Bank PLC	3,800	1.00% (pays quarterly)(1)	3/20/19	(31,634)	16,195	(15,439)

51	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2017

Consolidated Portfolio of Investments — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Qatar	Barclays Bank PLC	$15,980	1.00% (pays quarterly)(1)	9/20/23	$109,308	$8,114	$117,422
Qatar	Barclays Bank PLC	6,400	1.00% (pays quarterly)(1)	9/20/23	43,778	18,204	61,982
Qatar	BNP Paribas	1,713	1.00% (pays quarterly)(1)	6/20/19	(15,550)	9,958	(5,592)
Qatar	Citibank, N.A.	6,450	1.00% (pays quarterly)(1)	6/20/19	(58,551)	49,075	(9,476)
Qatar	Deutsche Bank AG	1,713	1.00% (pays quarterly)(1)	6/20/19	(15,550)	9,385	(6,165)
Qatar	Deutsche Bank AG	3,920	1.00% (pays quarterly)(1)	6/20/19	(35,584)	21,477	(14,107)
Qatar	Goldman Sachs International	2,200	1.00% (pays quarterly)(1)	3/20/19	(18,314)	10,855	(7,459)
Qatar	Goldman Sachs International	4,380	1.00% (pays quarterly)(1)	3/20/19	(36,462)	18,193	(18,269)
Qatar	Goldman Sachs International	10	1.00% (pays quarterly)(1)	12/20/20	(111)	(79)	(190)
Qatar	Goldman Sachs International	1,660	1.00% (pays quarterly)(1)	12/20/20	(18,487)	(24,589)	(43,076)
Qatar	Goldman Sachs International	9,740	1.00% (pays quarterly)(1)	12/20/20	(108,471)	(98,146)	(206,617)
Qatar	Goldman Sachs International	3,700	1.00% (pays quarterly)(1)	12/20/23	33,893	(7,757)	26,136
Qatar	Goldman Sachs International	3,090	1.00% (pays quarterly)(1)	9/20/24	49,395	1,821	51,216
Qatar	JPMorgan Chase Bank, N.A.	1,830	1.00% (pays quarterly)(1)	3/20/19	(15,234)	8,522	(6,712)
Qatar	JPMorgan Chase Bank, N.A.	1,630	1.00% (pays quarterly)(1)	6/20/19	(14,797)	13,424	(1,373)
Qatar	JPMorgan Chase Bank, N.A.	2,000	1.00% (pays quarterly)(1)	6/20/19	(18,155)	10,637	(7,518)
Qatar	JPMorgan Chase Bank, N.A.	3,284	1.00% (pays quarterly)(1)	6/20/19	(29,811)	20,121	(9,690)
Qatar	Nomura International PLC	1,380	1.00% (pays quarterly)(1)	3/20/19	(11,488)	5,876	(5,612)
Qatar	Nomura International PLC	3,460	1.00% (pays quarterly)(1)	3/20/19	(28,803)	15,198	(13,605)
Qatar	Nomura International PLC	9,620	1.00% (pays quarterly)(1)	9/20/24	153,779	22,705	176,484
Qatar	UBS AG	9,246	1.00% (pays quarterly)(1)	12/20/23	84,696	(19,642)	65,054
Serbia	Nomura International PLC	10,000	5.00% (pays quarterly)(1)	6/20/19	(810,183)	353,594	(456,589)
South Africa	Bank of America, N.A.	5,575	1.00% (pays quarterly)(1)	9/20/20	8,309	(70,436)	(62,127)
South Africa	Bank of America, N.A.	5,160	1.00% (pays quarterly)(1)	12/20/20	17,752	(68,359)	(50,607)

52	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2017

Consolidated Portfolio of Investments — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Bank of America, N.A.	$16,990	1.00% (pays quarterly)(1)	12/20/20	$58,451	$(205,203)	$(146,752)
South Africa	Bank of America, N.A.	29,280	1.00% (pays quarterly)(1)	9/20/22	971,989	(1,013,403)	(41,414)
South Africa	Bank of America, N.A.	16,100	1.00% (pays quarterly)(1)	9/20/22	534,461	(589,221)	(54,760)
South Africa	Bank of America, N.A.	20,830	1.00% (pays quarterly)(1)	9/20/22	691,480	(798,430)	(106,950)
South Africa	Bank of America, N.A.	19,900	1.00% (pays quarterly)(1)	9/20/22	660,607	(959,723)	(299,116)
South Africa	Barclays Bank PLC	5,000	1.00% (pays quarterly)(1)	3/20/20	(12,623)	(47,600)	(60,223)
South Africa	Barclays Bank PLC	5,000	1.00% (pays quarterly)(1)	3/20/20	(12,623)	(54,213)	(66,836)
South Africa	Barclays Bank PLC	5,000	1.00% (pays quarterly)(1)	3/20/20	(12,623)	(77,553)	(90,176)
South Africa	Barclays Bank PLC	12,000	1.00% (pays quarterly)(1)	9/20/20	17,884	(270,743)	(252,859)
South Africa	Barclays Bank PLC	7,340	1.00% (pays quarterly)(1)	12/20/20	25,252	(93,614)	(68,362)
South Africa	Barclays Bank PLC	12,010	1.00% (pays quarterly)(1)	12/20/20	41,318	(144,517)	(103,199)
South Africa	Barclays Bank PLC	10,850	1.00% (pays quarterly)(1)	9/20/22	360,180	(449,281)	(89,101)
South Africa	Barclays Bank PLC	9,080	1.00% (pays quarterly)(1)	9/20/22	301,423	(403,268)	(101,845)
South Africa	BNP Paribas	10,850	1.00% (pays quarterly)(1)	9/20/22	360,180	(461,613)	(101,433)
South Africa	BNP Paribas	16,830	1.00% (pays quarterly)(1)	9/20/22	558,694	(704,808)	(146,114)
South Africa	Credit Suisse International	5,100	1.00% (pays quarterly)(1)	3/20/20	(12,876)	(53,245)	(66,121)
South Africa	Credit Suisse International	4,600	1.00% (pays quarterly)(1)	3/20/20	(11,614)	(58,426)	(70,040)
South Africa	Credit Suisse International	7,740	1.00% (pays quarterly)(1)	12/20/20	26,628	(104,447)	(77,819)
South Africa	Credit Suisse International	10,450	1.00% (pays quarterly)(1)	12/20/20	35,951	(173,318)	(137,367)
South Africa	Credit Suisse International	16,990	1.00% (pays quarterly)(1)	12/20/20	58,451	(218,174)	(159,723)
South Africa	Credit Suisse International	10,000	1.00% (pays quarterly)(1)	9/20/22	331,963	(500,778)	(168,815)
South Africa	Deutsche Bank AG	13,005	1.00% (pays quarterly)(1)	12/20/20	44,741	(163,450)	(118,709)
South Africa	Deutsche Bank AG	15,200	1.00% (pays quarterly)(1)	9/20/22	504,584	(728,538)	(223,954)
South Africa	Deutsche Bank AG	16,940	1.00% (pays quarterly)(1)	9/20/22	562,346	(815,431)	(253,085)

53	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2017

Consolidated Portfolio of Investments — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
South Africa	Goldman Sachs International	$ 8,020	1.00% (pays quarterly)(1)	12/20/20	$27,591	$(104,269)	$(76,678)
South Africa	Goldman Sachs International	17,335	1.00% (pays quarterly)(1)	12/20/20	59,638	(221,779)	(162,141)
South Africa	Goldman Sachs International	10,690	1.00% (pays quarterly)(1)	9/20/22	354,869	(498,689)	(143,820)
South Africa	Goldman Sachs International	8,022	1.00% (pays quarterly)(1)	12/20/22	305,729	(400,033)	(94,304)
South Africa	HSBC Bank USA, N.A.	7,300	1.00% (pays quarterly)(1)	12/20/22	278,213	(349,581)	(71,368)
South Africa	JPMorgan Chase Bank, N.A.	5,100	1.00% (pays quarterly)(1)	3/20/20	(12,876)	(52,309)	(65,185)
South Africa	JPMorgan Chase Bank, N.A.	5,000	1.00% (pays quarterly)(1)	3/20/20	(12,623)	(53,118)	(65,741)
South Africa	JPMorgan Chase Bank, N.A.	5,200	1.00% (pays quarterly)(1)	3/20/20	(13,128)	(76,342)	(89,470)
South Africa	Nomura International PLC	4,000	1.00% (pays quarterly)(1)	9/20/22	132,785	(151,464)	(18,679)
South Africa	Nomura International PLC	8,900	1.00% (pays quarterly)(1)	9/20/22	295,447	(365,638)	(70,191)
South Africa	Nomura International PLC	7,068	1.00% (pays quarterly)(1)	12/20/22	269,371	(346,875)	(77,504)
Spain	Bank of America, N.A.	15,000	1.00% (pays quarterly)(1)	6/20/20	(303,685)	(94,870)	(398,555)
Spain	Bank of America, N.A.	7,500	1.00% (pays quarterly)(1)	9/20/20	(161,810)	(166,679)	(328,489)
Spain	Barclays Bank PLC	11,400	1.00% (pays quarterly)(1)	3/20/20	(215,559)	(32,608)	(248,167)
Spain	Barclays Bank PLC	10,000	1.00% (pays quarterly)(1)	6/20/20	(202,457)	(224,160)	(426,617)
Spain	Barclays Bank PLC	7,412	1.00% (pays quarterly)(1)	9/20/20	(159,911)	(208,735)	(368,646)
Spain	Barclays Bank PLC	4,700	1.00% (pays quarterly)(1)	12/20/20	(107,530)	(150,544)	(258,074)
Spain	Barclays Bank PLC	44,330	1.00% (pays quarterly)(1)	12/20/20	(1,014,211)	(1,441,377)	(2,455,588)
Spain	Citibank, N.A.	2,500	1.00% (pays quarterly)(1)	3/20/20	(47,272)	(33,626)	(80,898)
Spain	Citibank, N.A.	11,400	1.00% (pays quarterly)(1)	3/20/20	(215,559)	(74,458)	(290,017)
Spain	Citibank, N.A.	5,000	1.00% (pays quarterly)(1)	9/20/20	(107,873)	(81,652)	(189,525)
Spain	Deutsche Bank AG	9,200	1.00% (pays quarterly)(1)	3/20/20	(173,960)	(56,741)	(230,701)
Spain	Deutsche Bank AG	10,000	1.00% (pays quarterly)(1)	6/20/20	(202,457)	(140,642)	(343,099)
Spain	Deutsche Bank AG	13,950	1.00% (pays quarterly)(1)	6/20/20	(282,427)	(260,307)	(542,734)

54	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2017

Consolidated Portfolio of Investments — continued

Credit Default Swaps — Buy Protection (continued)
Reference Entity	Counterparty	Notional Amount (000’s omitted)	Contract Annual Fixed Rate**	Termination Date	Market Value	Unamortized Upfront Payments Received (Paid)	Net Unrealized Appreciation (Depreciation)
Spain	Deutsche Bank AG	$12,825	1.00% (pays quarterly)(1)	12/20/20	$(293,419)	$(357,620)	$(651,039)
Spain	Deutsche Bank AG	23,922	1.00% (pays quarterly)(1)	12/20/20	(547,303)	(777,817)	(1,325,120)
Spain	Goldman Sachs International	5,000	1.00% (pays quarterly)(1)	6/20/20	(101,228)	(112,988)	(214,216)
Spain	Goldman Sachs International	8,543	1.00% (pays quarterly)(1)	9/20/20	(184,312)	(245,714)	(430,026)
Spain	JPMorgan Chase Bank, N.A.	5,000	1.00% (pays quarterly)(1)	9/20/20	(107,873)	(79,506)	(187,379)
Spain	JPMorgan Chase Bank, N.A.	15,000	1.00% (pays quarterly)(1)	9/20/20	(323,620)	(472,525)	(796,145)
Thailand	Barclays Bank PLC	7,500	0.97% (pays quarterly)	9/20/19	(122,690)	—	(122,690)
Thailand	Citibank, N.A.	3,700	0.95% (pays quarterly)	9/20/19	(59,053)	—	(59,053)

Total					$2,955,580	$(22,864,095)	$(19,908,515)

*	If the Portfolio is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Portfolio could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At October 31, 2017, such maximum potential amount for all open credit default swaps in which the Portfolio is the seller was $217,402,000.

**	The contract annual fixed rate represents the fixed rate of interest received by the Portfolio (as a seller of protection) or paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.

***	Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Cross-Currency Swaps
Counterparty	Portfolio Receives*	Portfolio Pays*	Termination Date	Net Unrealized Appreciation (Depreciation)

BNP Paribas	6-month USD-LIBOR-BBA on USD 31,564,738 (pays semi-annually) plus KRW 35,788,100,000	1.10% on KRW 35,788,100,000 (pays semi-annually) plus USD 31,564,738	3/2/20	$(158,967)
BNP Paribas	6-month USD-LIBOR-BBA on USD 23,595,683 (pays semi-annually) plus KRW 27,312,000,000	1.19% on KRW 27,312,000,000 (pays semi-annually) plus USD 23,595,683	3/8/20	(673,308)
BNP Paribas	6-month USD-LIBOR-BBA on USD 31,669,485 (pays semi-annually) plus KRW 35,270,300,000	1.23% on KRW 35,270,300,000 (pays semi-annually) plus USD 31,669,485	3/31/20	311,315
BNP Paribas	6-month USD-LIBOR-BBA on USD 18,298,490 (pays semi-annually) plus KRW 20,766,600,000	1.18% on KRW 20,766,600,000 (pays semi-annually) plus USD 18,298,490	4/20/20	(138,373)

				$(659,333)

55	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2017

Consolidated Portfolio of Investments — continued

Cross-Currency Swaps (continued)
Counterparty	Portfolio Receives Fixed Rate on Notional Amount (000’s omitted)	Portfolio Pays Floating Rate on Notional Amount (000’s omitted)	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Goldman Sachs International	CLF 1,011	CLP 26,958,979	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.89% (pays semi-annually)	10/4/22	$(12,736)
Goldman Sachs International	CLF 1,011	CLP 26,960,769	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.90% (pays semi-annually)	10/5/22	19,965
Goldman Sachs International	CLF 506	CLP 13,481,298	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.90% (pays semi-annually)	10/6/22	10,497
Goldman Sachs International	CLF 1,011	CLP 26,969,636	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.92% (pays semi-annually)	10/11/22	68,376
Goldman Sachs International	CLF 289	CLP 7,683,053	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.91% (pays semi-annually)	10/26/22	17,831
Goldman Sachs International	CLF 115	CLP 3,072,428	6-month Sinacofi Chile Interbank Rate (pays semi-annually)	0.95% (pays semi-annually)	10/28/22	17,399

						$121,332

						$(538,001)

*	The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Abbreviations:

ARPP7DRR	–	Argentina Central Bank 7-day Repo Reference Rate
CMT	–	Constant Maturity Treasury
COF	–	Cost of Funds 11th District
EURIBOR	–	Euro Interbank Offered Rate
LIBOR	–	London Interbank Offered Rate

56	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2017

Consolidated Portfolio of Investments — continued

Currency Abbreviations:

AED	–	United Arab Emirates Dirham
ALL	–	Albanian Lek
ARS	–	Argentine Peso
AUD	–	Australian Dollar
BHD	–	Bahraini Dinar
CAD	–	Canadian Dollar
CHF	–	Swiss Franc
CLF	–	Chilean Unidad de Fomento
CLP	–	Chilean Peso
CNH	–	Yuan Renminbi Offshore
CNY	–	Yuan Renminbi
COP	–	Colombian Peso
CRC	–	Costa Rican Colon
CZK	–	Czech Koruna
DOP	–	Dominican Peso
EGP	–	Egyptian Pound
EUR	–	Euro
GBP	–	British Pound Sterling
GEL	–	Georgian Lari
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
ILS	–	Israeli Shekel
INR	–	Indian Rupee
ISK	–	Icelandic Krona

JPY	–	Japanese Yen
KRW	–	South Korean Won
KZT	–	Kazakhstani Tenge
LKR	–	Sri Lankan Rupee
MAD	–	Moroccan Dirham
MXN	–	Mexican Peso
NGN	–	Nigerian Naira
NZD	–	New Zealand Dollar
OMR	–	Omani Rial
PEN	–	Peruvian Sol
PHP	–	Philippine Peso
PLN	–	Polish Zloty
QAR	–	Qatari Riyal
RSD	–	Serbian Dinar
RUB	–	Russian Ruble
SAR	–	Saudi Riyal
SEK	–	Swedish Krona
SGD	–	Singapore Dollar
THB	–	Thai Baht
UGX	–	Ugandan Shilling
USD	–	United States Dollar
UYU	–	Uruguayan Peso
XOF	–	West African CFA Franc

57	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2017

Consolidated Statement of Assets and Liabilities

Assets	October 31, 2017
Unaffiliated investments, at value (identified cost, $5,103,636,877)	$5,258,256,385
Affiliated investment, at value (identified cost, $108,430,183)	108,430,183
Cash	49,933,385
Deposits for derivatives collateral —
Centrally cleared swap contracts	56,078,038
OTC derivatives	22,348,584
Foreign currency, at value (identified cost, $50,048,982)	49,948,302
Interest and dividends receivable	74,078,988
Dividends receivable from affiliated investment	554,199
Receivable for investments sold	102,752,606
Receivable for open forward foreign currency exchange contracts	104,129,178
Receivable for open forward volatility agreements	39,104
Receivable for open swap contracts	9,771,928
Premium paid on open non-centrally cleared swap contracts	23,950,592
Tax reclaims receivable	90,211
Total assets	$5,860,361,683

Liabilities
Cash collateral due to brokers	$20,101,584
Payable for reverse repurchase agreements, including accrued interest of $44,296	182,086,117
Written options outstanding, at value (premiums received, $1,375,718)	94,495
Payable for investments purchased	41,381,049
Payable for securities sold short, at value (proceeds, $19,986,420)	18,980,203
Payable for variation margin on open futures contracts	574,623
Payable for variation margin on open centrally cleared swap contracts	1,544,850
Payable for open forward foreign currency exchange contracts	72,349,149
Payable for open forward volatility agreements	679,988
Payable for open swap contracts	27,492,578
Payable for closed swap contracts	64,830
Premium received on open non-centrally cleared swap contracts	4,989,691
Payable to affiliates:
Investment adviser fee	2,828,486
Trustees’ fees	8,630
Interest payable on securities sold short	210,218
Accrued foreign capital gains taxes	815,886
Accrued expenses and other liabilities	2,093,875
Total liabilities	$376,296,252
Net Assets applicable to investors’ interest in Portfolio	$5,484,065,431

Sources of Net Assets
Investors’ capital	$5,339,619,701
Net unrealized appreciation	144,445,730
Total	$5,484,065,431

58	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2017

Consolidated Statement of Operations

Investment Income	Year Ended October 31, 2017
Interest (net of foreign taxes, $2,505,200)	$272,101,996
Dividends (net of foreign taxes, $362,837)	2,374,537
Dividends from affiliated investment	7,508,797
Total investment income	$281,985,330

Expenses
Investment adviser fee	$31,138,372
Trustees’ fees and expenses	104,350
Custodian fee	3,601,588
Legal and accounting services	1,131,652
Interest expense and fees	680,319
Interest expense on securities sold short	838,538
Miscellaneous	235,250
Total expenses	$37,730,069

Net investment income	$244,255,261

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions (net of foreign capital gains taxes of $1,292,581)	$130,522,504
Investment transactions — affiliated investment	67,137
Written options	6,309,498
Securities sold short	(376,218)
Futures contracts	(15,530,675)
Swap contracts	(38,847,895)
Foreign currency transactions	14,088,423
Forward foreign currency exchange contracts	(122,975,488)
Non-deliverable bond forward contracts	(130,965)
Net realized loss	$(26,873,679)
Change in unrealized appreciation (depreciation) —
Investments (including net decrease in accrued foreign capital gains taxes of $204,899)	$44,129,616
Investments — affiliated investment	(126,285)
Written options	1,230,352
Securities sold short	(523,085)
Futures contracts	(12,057,640)
Swap contracts	(65,990,293)
Forward volatility agreements	(640,884)
Foreign currency	2,208,836
Forward foreign currency exchange contracts	44,635,926
Net change in unrealized appreciation (depreciation)	$12,866,543

Net realized and unrealized loss	$(14,007,136)

Net increase in net assets from operations	$230,248,125

59	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2017

Consolidated Statements of Changes in Net Assets

	Year Ended October 31,
Increase (Decrease) in Net Assets	2017	2016
From operations —
Net investment income	$244,255,261	$217,557,257
Net realized loss	(26,873,679)	(240,553,237)
Net change in unrealized appreciation (depreciation)	12,866,543	259,781,619
Net increase in net assets from operations	$230,248,125	$236,785,639
Capital transactions —
Contributions	$1,098,076,789	$1,321,776,863
Withdrawals	(1,256,355,988)	(898,073,764)
Net increase (decrease) in net assets from capital transactions	$(158,279,199)	$423,703,099

Net increase in net assets	$71,968,926	$660,488,738

Net Assets
At beginning of year	$5,412,096,505	$4,751,607,767
At end of year	$5,484,065,431	$5,412,096,505

60	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2017

Consolidated Financial Highlights

	Year Ended October 31,
Ratios/Supplemental Data	2017	2016		2015	2014	2013
Ratios (as a percentage of average daily net assets):
Expenses(1)(2)	0.64%	0.64%		0.67%	0.75%	0.92%
Net investment income	4.14%	4.54%		4.37%	3.92%	3.15%
Portfolio Turnover	74%	65%		66%	66%	56%

Total Return	3.93%	5.06	%(3)	1.99%	3.78%	(0.89)%

Net assets, end of year (000’s omitted)	$5,484,065	$5,412,097		$4,751,608	$4,601,105	$6,690,987

(1)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(2)	Includes interest and dividend expense, primarily on securities sold short, of 0.03%, 0.03%, 0.03%, 0.11% and 0.31% for the years ended October 31, 2017, 2016, 2015, 2014 and 2013, respectively.

(3)

During the year ended October 31, 2016, the investment adviser reimbursed the Portfolio for a net loss realized on the disposal of an investment which did not meet the Portfolio’s investment guidelines. The reimbursement had no effect on total return for the year ended October 31, 2016.

61	See Notes to Consolidated Financial Statements.

Global Macro Portfolio

October 31, 2017

Notes to Consolidated Financial Statements

1  Significant Accounting Policies

Global Macro Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a non-diversified, open-end management investment company. The Portfolio’s investment objective is total return. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2017, Eaton Vance Global Macro Absolute Return Fund, Eaton Vance Short Duration Strategic Income Fund and Eaton Vance International (Cayman Islands) Short Duration Strategic Income Fund held an interest of 99.9%, less than 0.05% and less than 0.05%, respectively, in the Portfolio.

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GMP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The Portfolio may invest up to 25% of its total assets in the Subsidiary. The net assets of the Subsidiary at October 31, 2017 were $44,348,456 or 0.8% of the Portfolio’s consolidated net assets. The accompanying consolidated financial statements include the accounts of the Subsidiary. Intercompany balances and transactions have been eliminated in consolidation.

The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices.

Derivatives. U.S. exchange-traded options are valued at the mean between the bid and asked prices at valuation time as reported by the Options Price Reporting Authority. Non U.S. exchange-traded options and over-the-counter options (including options on securities, indices and foreign currencies) are valued by a third party pricing service using techniques that consider factors including the value of the underlying instrument, the volatility of the underlying instrument and the period of time until option expiration. Financial and commodities futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded, with adjustments for fair valuation for certain foreign financial futures contracts as described below. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Forward volatility agreements are valued by a third party pricing service using techniques that consider factors including the volatility of the underlying instrument and the period of time until expiration. Non-deliverable bond forward contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps and options on interest rate swaps (“swaptions”) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract, and in the case of credit default swaps, based on credit spread quotations obtained from broker/dealers and expected default recovery rates determined by the pricing service using proprietary models. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Alternatively, swaptions may be valued at the valuation provided by a broker/dealer (usually the counterparty to the option), so determined using similar techniques as those employed by the pricing service.

Foreign Securities, Financial Futures Contracts and Currencies. Foreign securities, financial futures contracts and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities and certain exchange-traded foreign financial futures contracts generally is determined as of the close of trading on the principal exchange on which such securities and contracts trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities and certain foreign financial futures contracts to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities and foreign financial futures contracts that meet certain criteria, the Portfolio’s Trustees have approved the use of a fair value service that values such securities and foreign financial futures contracts to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities and foreign financial futures contracts.

Affiliated Fund. The Portfolio may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in

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accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio in a manner that fairly reflects the security’s value, or the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Deflation adjustments to the principal amount of an inflation-adjusted bond or note are reflected as reductions to interest income to the extent of interest income previously recorded on such bond or note. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign interest, dividends and capital gains have been provided for in accordance with the Portfolio’s understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the financial statements for such outstanding reclaims.

D  Federal and Other Taxes — The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio’s investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor’s distributive share of the Portfolio’s net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

In addition to the requirements of the Internal Revenue Code, the Portfolio may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Portfolio estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

The Subsidiary is treated as a controlled foreign corporation under the Internal Revenue Code and is not expected to be subject to U.S. federal income tax. The Portfolio is treated as a U.S. shareholder of the Subsidiary. As a result, the Portfolio is required to include in gross income for U.S. federal tax purposes all of the Subsidiary’s income, whether or not such income is distributed by the Subsidiary. If a net loss is realized by the Subsidiary, such loss is not generally available to offset the income earned by the Portfolio.

As of October 31, 2017, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

F  Unfunded Loan Commitments — The Portfolio may enter into certain loan agreements all or a portion of which may be unfunded. The Portfolio is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Consolidated Portfolio of Investments. At October 31, 2017, the Portfolio had sufficient cash and/or securities to cover these commitments.

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G  Use of Estimates — The preparation of the consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the consolidated financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications — Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders and the By-laws provide that the Portfolio shall assume the defense on behalf of any Portfolio interestholder. Moreover, the By-laws also provide for indemnification out of Portfolio property of any interestholder held personally liable solely by reason of being or having been an interestholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Financial and Commodities Futures Contracts — Upon entering into a financial or commodities futures contract, the Portfolio is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Portfolio each business day, depending on the daily fluctuations in the value of the underlying security, index, commodity or currency, and are recorded as unrealized gains or losses by the Portfolio. Gains (losses) are realized upon the expiration or closing of the financial or commodities futures contracts. Should market conditions change unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial or commodities futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

J  Forward Foreign Currency Exchange and Non-Deliverable Bond Forward Contracts — The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. The Portfolio may also enter into non-deliverable bond forward contracts for the purchase or sale of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For non-deliverable bond forward contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

K  Written Options — Upon the writing of a call or a put option, the premium received by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written, in accordance with the Portfolio’s policies on investment valuations discussed above. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or are closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. When an index option is exercised, the Portfolio is required to deliver an amount of cash determined by the excess of the strike price of the option over the value of the index (in the case of a put) or the excess of the value of the index over the strike price of the option (in the case of a call) at contract termination. If a put option on a security is exercised, the premium reduces the cost basis of the securities purchased by the Portfolio. The Portfolio, as a writer of an option, may have no control over whether the underlying securities or other assets may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the securities or other assets underlying the written option. The Portfolio may also bear the risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

L  Purchased Options — Upon the purchase of a call or put option, the premium paid by the Portfolio is included in the Consolidated Statement of Assets and Liabilities as an investment. The amount of the investment is subsequently marked-to-market to reflect the current market value of the option purchased, in accordance with the Portfolio’s policies on investment valuations discussed above. As the purchaser of an index option, the Portfolio has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the option. If an option which the Portfolio had purchased expires on the stipulated expiration date, the Portfolio will realize a loss in the amount of the cost of the option. If the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Portfolio exercises a put option on a security, it will realize a gain or loss from the sale of the underlying security, and the proceeds from such sale will be decreased by the premium originally paid. If the Portfolio exercises a call option on a security, the cost of the security which the Portfolio purchases upon exercise will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid. Purchased options traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

M  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Portfolio and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Portfolio pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract. Upon entering into centrally cleared swaps, the Portfolio is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment.

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Pursuant to interest rate swap agreements, the Portfolio either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Portfolio is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

N  Inflation Swaps — Pursuant to inflation swap agreements, the Portfolio either makes floating-rate payments based on a benchmark index in exchange for fixed-rate payments or the Portfolio makes fixed-rate payments in exchange for floating-rate payments based on the return of a benchmark index. By design, the benchmark index is an inflation index, such as the Consumer Price Index. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or losses. The value of the swap is determined by changes in the relationship between the rate of interest and the benchmark index. The Portfolio is exposed to credit loss in the event of nonperformance by the swap counterparty. Risk may also arise from the unanticipated movements in value of interest rates or the index.

O  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

P  Credit Default Swaps — When the Portfolio is the buyer of a credit default swap contract, the Portfolio is entitled to receive the par (or other agreed-upon) value of a referenced debt obligation (or basket of debt obligations) from the counterparty (or CCP in the case of a centrally cleared swap) to the contract if a credit event by a third party, such as a U.S. or foreign corporate issuer or sovereign issuer, on the debt obligation occurs. In return, the Portfolio pays the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Portfolio would have spent the stream of payments and received no proceeds from the contract. When the Portfolio is the seller of a credit default swap contract, it receives the stream of payments, but is obligated to pay to the buyer of the protection an amount up to the notional amount of the swap and in certain instances take delivery of securities of the reference entity upon the occurrence of a credit event, as defined under the terms of that particular swap agreement. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring, obligation acceleration and repudiation/moratorium. If the Portfolio is a seller of protection and a credit event occurs, the maximum potential amount of future payments that the Portfolio could be required to make would be an amount equal to the notional amount of the agreement. This potential amount would be partially offset by any recovery value of the respective referenced obligation, or net amount received from the settlement of a buy protection credit default swap agreement entered into by the Portfolio for the same referenced obligation. As the seller, the Portfolio may create economic leverage to its portfolio because, in addition to its total net assets, the Portfolio is subject to investment exposure on the notional amount of the swap. The interest fee paid or received on the swap contract, which is based on a specified interest rate on a fixed notional amount, is accrued daily as a component of unrealized appreciation (depreciation) and is recorded as realized gain upon receipt or realized loss upon payment. The Portfolio also records an increase or decrease to unrealized appreciation (depreciation) in an amount equal to the daily valuation. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. All upfront payments, if any, are amortized over the life of the swap contract as realized gains or losses. Those upfront payments that are paid or received, typically for non-centrally cleared swaps, are recorded as other assets or other liabilities, respectively, net of amortization. For financial reporting purposes, unamortized upfront payments, if any, are netted with unrealized appreciation or depreciation on swap contracts to determine the market value of swaps as presented in Notes 5 and 9. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to the notional amount of the credit default swaps of which it is the seller. The Portfolio segregates assets in the form of cash or liquid securities in an amount equal to any unrealized depreciation of the credit default swaps of which it is the buyer, marked-to-market on a daily basis. These transactions involve certain risks, including the risk that the seller may be unable to fulfill the transaction. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.

Q  Swaptions — A purchased swaption contract grants the Portfolio, in return for payment of the purchase price, the right, but not the obligation, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. When the Portfolio purchases a swaption, the premium paid to the writer is recorded as an investment and subsequently marked-to-market to reflect the current value of the swaption. A written swaption gives the Portfolio the obligation, if exercised by the purchaser, to enter into a swap contract according to the terms of the underlying agreement. When the Portfolio writes a swaption, the premium received by the Portfolio is recorded as a liability and subsequently marked-to-market to reflect the current value of the swaption. When a swaption is exercised, the cost of the swap is adjusted by the amount of the premium paid or received. When a swaption expires or an unexercised swaption is closed, a gain or loss is recognized in the amount of the premium paid or received, plus the cost to close. The Portfolio’s risk for purchased swaptions is limited to the premium paid. The writer of a swaption bears the risk of unfavorable changes in the preset terms of the underlying swap contract. Purchased swaptions traded over-the-counter involve risk that the issuer or counterparty will fail to perform its contractual obligations.

R  Forward Volatility Agreements — Forward volatility agreements are transactions in which two parties agree to the purchase or sale of an option straddle on an underlying exchange rate at the expiration of the agreement. The strike volatility rate is determined at the trade date. At expiration, the amount

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settled is determined based on the Black Scholes formula, the then current spot exchange rate, interest rates, and the agreed upon implied volatility. Changes in the value of the forward volatility agreement are recorded as unrealized gains or losses. The primary risk associated with forward volatility agreements is the change in the volatility of the underlying exchange rate.

S  When-Issued Securities and Delayed Delivery Transactions — The Portfolio may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. At the time the transaction is negotiated, the price of the security that will be delivered is fixed. The Portfolio maintains cash and/or security positions for these commitments such that sufficient liquid assets will be available to make payments upon settlement. Securities purchased on a delayed delivery or when-issued basis are marked-to-market daily and begin earning interest on settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

T  Repurchase Agreements — A repurchase agreement is the purchase by the Portfolio of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Portfolio typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked-to-market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Portfolio will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Portfolio is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction, the Portfolio normally will have used the purchased securities to settle the short sale, the Portfolio will segregate liquid assets equal to the marked-to-market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Portfolio may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

U  Reverse Repurchase Agreements — Under a reverse repurchase agreement, the Portfolio temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Portfolio agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. In periods of increased demand for a security, the Portfolio may receive a payment from the counterparty for the use of the security, which is recorded as interest income. Because the Portfolio retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Portfolio may enter into such agreements when it believes it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Portfolio enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Portfolio’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds (and the counterparty making a loan), they constitute a form of leverage. The Portfolio segregates cash or liquid assets equal to its obligation to repurchase the security. During the term of the agreement, the Portfolio may also be obligated to pledge additional cash and/or securities in the event of a decline in the fair value of the transferred security. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Portfolio may be delayed or the Portfolio may incur a loss equal to the amount by which the value of the security transferred by the Portfolio exceeds the repurchase price payable by the Portfolio.

V  Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. When making a short sale, the Portfolio segregates liquid assets with the custodian equal to its obligations under the short sale. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a subsidiary of EVM, as compensation for investment advisory services rendered to the Portfolio and the Subsidiary. Pursuant to the investment advisory agreement between the Portfolio and BMR and the investment advisory agreement between the Subsidiary and BMR, the Portfolio and Subsidiary each pay BMR a fee at an annual rate of 0.615% of its respective average daily net assets up to $500 million, 0.595% from $500 million but less than $1 billion, 0.575% from $1 billion but less than $1.5 billion, 0.555% from $1.5 billion but less than $2 billion, 0.520% from $2 billion but less than $3 billion, and 0.490% of average daily net assets of $3 billion or more, and is payable monthly. In determining the investment adviser fee for the Portfolio and Subsidiary, the applicable advisory fee rate is based on the average daily net assets of the Portfolio (inclusive of its interest in the Subsidiary). Such fee rate is then assessed separately on the Portfolio’s average daily net assets (exclusive of its interest in the Subsidiary) and the Subsidiary’s average daily net assets to determine the amount of the investment adviser fee. For the year ended October 31, 2017, the Portfolio’s investment adviser fee amounted to $31,138,372 or 0.53% of the Portfolio’s consolidated average daily net assets. The Portfolio invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

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Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2017, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and securities sold short, for the year ended October 31, 2017 were as follows:

	Purchases	Sales

Investments (non-U.S. Government)	$2,588,156,134	$2,939,379,848
U.S. Government and Agency Securities	715,898,267	565,028,991

	$3,304,054,401	$3,504,408,839

4  Federal Income Tax Basis of Investments

The cost and unrealized appreciation (depreciation) of investments of the Portfolio, including open derivative contracts and the Portfolio’s investment in the Subsidiary, at October 31, 2017, as determined on a federal income tax basis, were as follows:

Aggregate cost	$5,431,419,276

Gross unrealized appreciation	$29,563,048
Gross unrealized depreciation	(124,908,366)

Net unrealized depreciation	$(95,345,318)

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include written options, forward foreign currency exchange contracts, non-deliverable bond forward contracts, futures contracts, forward volatility agreements and swap contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at October 31, 2017 is included in the Consolidated Portfolio of Investments. At October 31, 2017, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: The Portfolio invests in commodities-linked derivative instruments, including commodity futures contracts and options thereon, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.

Equity Price Risk: The Portfolio enters into options on equity indices, equity index futures contracts and options thereon to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options, forward volatility agreements and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including non-deliverable bond forward contracts, interest rate futures contracts, interest rate swaps and swaptions and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

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Notes to Consolidated Financial Statements — continued

The Portfolio enters into over-the-counter (OTC) derivatives that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Portfolio’s net assets below a certain level over a certain period of time, which would trigger a payment by the Portfolio for those derivatives in a liability position. At October 31, 2017, the fair value of derivatives with credit-related contingent features in a net liability position was $89,275,663. The aggregate fair value of assets pledged as collateral by the Portfolio for such liability was $48,410,787 at October 31, 2017.

The OTC derivatives in which the Portfolio invests (except for written options as the Portfolio, not the counterparty, is obligated to perform) are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Portfolio (and Subsidiary) has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Portfolio and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Portfolio (and Subsidiary) may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Portfolio’s net assets decline by a stated percentage or the Portfolio fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Portfolio of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Portfolio (and Subsidiary) and/or counterparty is held in segregated accounts by the Portfolio’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as deposits for derivatives collateral and, in the case of cash pledged by a counterparty for the benefit of the Portfolio, a corresponding liability on the Consolidated Statement of Assets and Liabilities. Securities pledged by the Portfolio as collateral, if any, are identified as such in the Consolidated Portfolio of Investments. The carrying amount of the liability for cash collateral due to brokers at October 31, 2017 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 9) at October 31, 2017. Because the Subsidiary is not registered under the 1940 Act, it may not be able to negotiate terms with its counterparties that are equivalent to those a registered portfolio may negotiate. As a result, the Subsidiary may have greater exposure to those counterparties than a registered portfolio.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at October 31, 2017 was as follows:

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Unaffiliated investments, at value	$—	$—	$2,967,927	$1,951,481	$0	$4,919,408
Net unrealized appreciation*	—	81,175	—	—	16,066,716	16,147,891
Receivable for open forward foreign currency exchange contracts	—	—	—	104,129,178	—	104,129,178
Receivable/payable for open swap contracts; Premium paid/received on open non-centrally cleared swap contracts	—	12,953,337	—	—	4,438,945	17,392,282
Receivable for open forward volatility agreements	—	—	—	39,104	—	39,104

Total Asset Derivatives	$—	$13,034,512	$2,967,927	$106,119,763	$20,505,661	$142,627,863

Derivatives not subject to master netting or similar agreements	$—	$81,175	$—	$—	$16,066,716	$16,147,891

Total Asset Derivatives subject to master netting or similar agreements	$—	$12,953,337	$2,967,927	$106,119,763	$4,438,945	$126,479,972

68

Global Macro Portfolio

October 31, 2017

Notes to Consolidated Financial Statements — continued

	Fair Value
Consolidated Statement of Assets and Liabilities Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate	Total

Written options outstanding, at value	$—	$—	$—	$(94,495)	$—	$(94,495)
Net unrealized appreciation*	(1,483,996)	(7,927,627)	(542,640)	—	(32,771,818)	(42,726,081)
Payable for open forward foreign currency exchange contracts	—	—	—	(72,349,149)	—	(72,349,149)
Payable/receivable for open swap contracts; Premium paid/received on open non-centrally cleared swap contracts	—	(9,273,853)	—	—	(6,878,178)	(16,152,031)
Payable for open forward volatility agreements	—	—	—	(679,988)	—	(679,988)

Total Liability Derivatives	$(1,483,996)	$(17,201,480)	$(542,640)	$(73,123,632)	$(39,649,996)	$(132,001,744)

Derivatives not subject to master netting or similar agreements	$(1,483,996)	$(7,927,627)	$(542,640)	$—	$(32,771,818)	$(42,726,081)

Total Liability Derivatives subject to master netting or similar agreements	$—	$(9,273,853)	$—	$(73,123,632)	$(6,878,178)	$(89,275,663)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared swap contracts. Only the current day’s variation margin on open futures contracts and centrally cleared swap contracts is reported within the Consolidated Statement of Assets and Liabilities as Receivable or Payable for variation margin on open futures contracts and centrally cleared swap contracts, as applicable.

The Portfolio’s derivative assets and liabilities at fair value by risk, which are reported gross in the Consolidated Statement of Assets and Liabilities, are presented in the table above. The following tables present the Portfolio’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Portfolio (and Subsidiary) for such assets and pledged by the Portfolio (and Subsidiary) for such liabilities as of October 31, 2017.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)	Total Cash Collateral Received

Australia and New Zealand Banking Group Limited	$2,327,537	$(2,327,537)	$—	$—	$—	$—
Bank of America, N.A.	8,723,226	(2,641,240)	(6,081,986)	—	—	25,253
Barclays Bank PLC	2,028,554	(2,028,554)	—	—	—	—
BNP Paribas	13,078,559	(13,078,559)	—	—	—	—
Citibank, N.A.	8,442,259	(5,168,560)	—	(3,079,885)	193,814	3,079,885
Credit Agricole Corporate and Investment Bank	636,545	(222,900)	—	(413,645)	—	550,000
Credit Suisse International	7,396,796	(73,556)	(6,529,625)	(793,615)	—	2,420,000
Deutsche Bank AG	11,156,739	(11,156,739)	—	—	—	—
Goldman Sachs International	21,861,169	(13,697,851)	(4,678,943)	—	3,484,375	—
HSBC Bank USA, N.A.	4,825,803	(3,279,533)	(1,451,373)	(6,554)	88,343	6,554
JPMorgan Chase Bank, N.A.	23,475,197	(10,595,843)	—	(12,879,354)	—	13,060,000
Nomura International PLC	2,914,879	(2,329,958)	(584,921)	—	—	—
Societe Generale	301,005	—	(301,005)	—	—	3,067
Standard Chartered Bank	15,706,939	(13,681,334)	—	(950,000)	1,075,605	950,000
The Bank of Nova Scotia	345,983	(338,926)	—	—	7,057	—
The Toronto-Dominion Bank	154,480	—	(154,480)	—	—	—
UBS AG	3,104,302	(1,763,264)	—	(6,825)	1,334,213	6,825

	$126,479,972	$(82,384,354)	$(19,782,333)	$(18,129,878)	$6,183,407	$20,101,584

69

Global Macro Portfolio

October 31, 2017

Notes to Consolidated Financial Statements — continued

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)	Total Cash Collateral Pledged

Australia and New Zealand Banking Group Limited	$(2,473,959)	$2,327,537	$146,422	$—	$—	$—
Bank of America, N.A.	(2,641,240)	2,641,240	—	—	—	—
Barclays Bank PLC	(2,744,390)	2,028,554	715,836	—	—	—
BNP Paribas	(13,242,187)	13,078,559	—	—	(163,628)	—
Citibank, N.A.	(5,168,560)	5,168,560	—	—	—	—
Credit Agricole Corporte and Investment Bank	(222,900)	222,900	—	—	—	—
Credit Suisse International	(73,556)	73,556	—	—	—	—
Deutsche Bank AG	(16,890,549)	11,156,739	5,733,810	—	—	—
Goldman Sachs International	(13,697,851)	13,697,851	—	—	—	—
HSBC Bank USA, N.A.	(3,279,533)	3,279,533	—	—	—	—
JPMorgan Chase Bank, N.A.	(10,595,843)	10,595,843	—	—	—	—
Morgan Stanley & Co. International PLC	(131,613)	—	131,613	—	—	—
Nomura International PLC	(2,329,958)	2,329,958	—	—	—	—
Standard Chartered Bank	(13,681,334)	13,681,334	—	—	—	2,247,000
The Bank of Nova Scotia	(338,926)	338,926	—	—	—	—
UBS AG	(1,763,264)	1,763,264	—	—	—	—
	$(89,275,663)	$82,384,354	$6,727,681	$—	$(163,628)	$2,247,000
Total — Deposits for derivatives collateral — OTC derivatives						$22,348,584

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

Information with respect to repurchase and reverse repurchase agreements at October 31, 2017 is included at Note 7.

70

Global Macro Portfolio

October 31, 2017

Notes to Consolidated Financial Statements — continued

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Consolidated Statement of Operations by risk exposure for the year ended October 31, 2017 was as follows:

Consolidated Statement of Operations Caption	Commodity	Credit	Equity Price	Foreign Exchange	Interest Rate

Net realized gain (loss) —
Investment transactions	$(372,152)	$—	$(4,994,170)	$(16,074,586)	$(1,608,163)
Written options	—	—	965,509	5,343,989	—
Futures contracts	(18,704,561)	—	(6,010,825)	—	9,184,711
Swap contracts	—	(42,470,234)	—	—	3,622,339
Forward foreign currency exchange contracts	—	—	—	(122,975,488)	—

Non-deliverable bond forward contracts	—	—	—	—	(130,965)

Total	$(19,076,713)	$(42,470,234)	$(10,039,486)	$(133,706,085)	$11,067,922

Change in unrealized appreciation (depreciation) —
Investments	$363,312	$—	$(341,903)	$(13,159,644)	$(1,319,526)
Written options	—	—	—	1,230,352	—
Futures contracts	(10,179,416)	—	(213,595)	—	(1,664,629)
Swap contracts	—	(21,728,729)	—	—	(44,261,564)
Forward volatility agreements	—	—	—	(640,884)	—

Forward foreign currency exchange contracts	—	—	—	44,635,926	—

Total	$(9,816,104)	$(21,728,729)	$(555,498)	$32,065,750	$(47,245,719)

The average notional cost of futures contracts and average notional amounts of other derivative contracts outstanding during the year ended October 31, 2017, which are indicative of the volume of these derivative types, were approximately as follows:

Futures Contracts — Long	Futures Contracts — Short	Forward Foreign Currency Exchange Contracts*	Forward Volatility Agreements	Non-deliverable Bond Forward Contracts	Interest Rate Swaptions Purchased	Swap Contracts

$5,499,000	$1,203,890,000	$7,260,958,000	$95,325,000	$49,320,000	$281,958,000	$6,447,471,000

*	The average notional amount for forward foreign currency exchange contracts is based on the absolute value of notional amounts of currency purchased and currency sold.

The average principal amount of purchased currency options contracts and written currency options contracts and average number of purchased options contracts and written options contracts outstanding during the year ended October 31, 2017, which are indicative of the volume of these derivative types, were approximately $803,277,000, $229,061,000, 2,694 contracts and 310 contracts, respectively.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $625 million unsecured line of credit agreement with a group of banks, which is in effect through October 30, 2018. Borrowings are made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Portfolio based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2017.

71

Global Macro Portfolio

October 31, 2017

Notes to Consolidated Financial Statements — continued

7  Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of October 31, 2017 were as follows:

Counterparty	Trade Date	Maturity Date		Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest	Non-U.S. Sovereign Debt Securities Pledged as Collateral

Citibank, N.A.	10/27/17	11/3/17		1.21%	USD 92,381,408	$92,396,933	$93,272,244
JPMorgan Chase Bank, N.A.	10/24/17	On Demand	(1)	1.90	AUD 82,575,277	63,219,038	65,338,759
Nomura International PLC	10/24/17	On Demand	(1)	1.97	AUD 34,574,302	26,470,146	27,157,069

Total						$182,086,117	$185,768,072

(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

AUD — Australian Dollar

USD — United States Dollar

At October 31, 2017, the remaining contractual maturity of the reverse repurchase agreements were as follows: overnight and continuous ($89,660,413) and up to 30 days ($92,381,408).

For the year ended October 31, 2017, the average borrowings under settled reverse repurchase agreements and the average interest rate were approximately $12,881,000 and 0.20%, respectively. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at October 31, 2017. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 9) at October 31, 2017.

Repurchase agreements and reverse repurchase agreements entered into by the Portfolio are subject to Master Repurchase Agreements (MRA), which permit the Portfolio, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio.

The following tables present the Portfolio’s repurchase and reverse repurchase agreements net of amounts available for offset under an MRA and net of the related collateral received and/or pledged by the Portfolio as of October 31, 2017.

Counterparty	Repurchase Agreements	Liabilities Available for Offset	Securities Collateral Received(a)	Net Amount(b)

JPMorgan Chase Bank, N.A.	$19,762,180	$(19,762,180)	$—	$—

	$19,762,180	$(19,762,180)	$—	$—

Counterparty	Reverse Repurchase Agreements*	Assets Available for Offset	Securities Collateral Pledged(a)	Net Amount(c)

Citibank, N.A.	$(92,396,933)	$—	$92,396,933	$—
JPMorgan Chase Bank, N.A.	(63,219,038)	19,762,180	43,456,858	—
Nomura International PLC	(26,470,146)	—	26,470,146	—

	$(182,086,117)	$19,762,180	$162,323,937	$—

*	Including accrued interest

(a)	In some instances, the total collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(c)	Net amount represents the net amount payable to the counterparty in the event of default.

72

Global Macro Portfolio

October 31, 2017

Notes to Consolidated Financial Statements — continued

8  Risks Associated with Foreign Investments

The Portfolio’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At October 31, 2017, the hierarchy of inputs used in valuing the Portfolio’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1		Level 2		Level 3	Total

Foreign Government Bonds	$—		$3,402,872,394		$—	$3,402,872,394
Foreign Corporate Bonds	—		113,469,098		—	113,469,098
Sovereign Loans (Less Unfunded Loan Commitments)	—		117,500,011		—	117,500,011
Corporate Bonds & Notes	—		547,943		—	547,943
Collateralized Mortgage Obligations	—		188,820,370		—	188,820,370
Mortgage Pass-Throughs	—		204,879,098		—	204,879,098
U.S. Treasury Obligations	—		96,584,793		—	96,584,793
Small Business Administration Loans (Interest Only)	—		22,724,972		—	22,724,972
Common Stocks	89,741,239	*	143,731,090	**	—	233,472,329
Short-Term Investments —
Foreign Government Securities	—		753,881,367		—	753,881,367
U.S. Treasury Obligations	—		98,822,422		—	98,822,422
Repurchase Agreements	—		19,762,180		—	19,762,180
Other	—		108,430,183		—	108,430,183
Currency Options Purchased	—		1,951,481		—	1,951,481
Call Options Purchased	—		2,967,927		—	2,967,927
Interest Rate Swaptions Purchased	—		0		—	0

Total Investments	$89,741,239		$5,276,945,329		$—	$5,366,686,568

Forward Foreign Currency Exchange Contracts	$—		$104,129,178		$—	$104,129,178
Forward Volatility Agreements	—		39,104		—	39,104
Futures Contracts	5,579,812		—		—	5,579,812
Swap Contracts	—		37,257,605		—	37,257,605

Total	$95,321,051		$5,418,371,216		$—	$5,513,692,267

73

Global Macro Portfolio

October 31, 2017

Notes to Consolidated Financial Statements — continued

Liability Description	Level 1	Level 2	Level 3	Total

Securities Sold Short	$—	$(18,980,203)	$—	$(18,980,203)
Currency Options Written	—	(94,495)	—	(94,495)
Forward Foreign Currency Exchange Contracts	—	(72,349,149)	—	(72,349,149)
Forward Volatility Agreements	—	(679,988)	—	(679,988)
Futures Contracts	(1,483,996)	(542,640)	—	(2,026,636)
Swap Contracts	—	(59,696,479)	—	(59,696,479)

Total	$(1,483,996)	$(152,342,954)	$—	$(153,826,950)

*	Includes $87,329,730 and $2,411,509 for Iceland and Vietnam, respectively.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2017 is not presented. At October 31, 2017, there were no investments transferred between Level 1 and Level 2 during the year then ended.

74

Global Macro Portfolio

October 31, 2017

Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Global Macro Portfolio:

We have audited the accompanying consolidated statement of assets and liabilities of Global Macro Portfolio and subsidiary (the “Portfolio”), including the consolidated portfolio of investments, as of October 31, 2017, and the related consolidated statement of operations for the year then ended, the consolidated statements of changes in net assets for each of the two years in the period then ended, and the consolidated financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities and sovereign loans owned as of October 31, 2017, by correspondence with the custodian, brokers and selling or agent banks; where replies were not received from brokers and selling or agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements and consolidated financial highlights referred to above present fairly, in all material respects, the financial position of Global Macro Portfolio and subsidiary as of October 31, 2017, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

December 22, 2017

75

Eaton Vance

Global Macro Absolute Return Fund

October 31, 2017

Management and Organization

Fund Management.  The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Global Macro Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust’s and Portfolio’s affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The “Noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used below, “EVC” refers to Eaton Vance Corp., “EV” refers to Eaton Vance, Inc., “EVM” refers to Eaton Vance Management, “BMR” refers to Boston Management and Research and “EVD” refers to Eaton Vance Distributors, Inc. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund’s principal underwriter, the Portfolio’s placement agent and a wholly-owned subsidiary of EVC. Each officer affiliated with Eaton Vance may hold a position with other Eaton Vance affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 176 portfolios in the Eaton Vance Complex (including all master and feeder funds in a master feeder structure). Each officer serves as an officer of certain other Eaton Vance funds. Each Trustee and officer serves until his or her successor is elected.

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Interested Trustee

Thomas E. Faust Jr. 1958	Trustee	2007

Chairman, Chief Executive Officer and President of EVC, Director and President of EV, Chief Executive Officer and President of EVM and BMR, and Director of EVD. Trustee and/or officer of 176 registered investment companies. Mr. Faust is an interested person because of his positions with EVM, BMR, EVD, EVC and EV, which are affiliates of the Trust and the Portfolio.

Directorships in the Last Five Years.(2) Director of EVC and Hexavest Inc. (investment management firm).

Noninterested Trustees

Mark R. Fetting 1954	Trustee	2016

Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).

Directorships in the Last Five Years. Formerly, Director and Chairman of Legg Mason, Inc. (2008-2012); Director/Trustee and Chairman of Legg Mason family of funds (14 funds) (2008-2012); and Director/Trustee of the Royce family of funds (35 funds) (2001-2012).

Cynthia E. Frost 1961	Trustee	2014

Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012); Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000); Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995); Formerly, Consultant, Bain and Company (management consulting firm) (1987-1989); Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).

Directorships in the Last Five Years. None.

George J. Gorman 1952	Trustee	2014

Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009).

Directorships in the Last Five Years. Formerly, Trustee of the BofA Funds Series Trust (11 funds) (2011-2014) and of the Ashmore Funds (9 funds) (2010-2014).

Valerie A. Mosley 1960	Trustee	2014

Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Former Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Former Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).

Directorships in the Last Five Years.(2) Director of Dynex Capital, Inc. (mortgage REIT) (since 2013).

76

Eaton Vance

Global Macro Absolute Return Fund

October 31, 2017

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Trustee Since(1)	Principal Occupation(s) and Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)

William H. Park 1947	Chairperson of the Board and Trustee	2016 (Chairperson); 2003 (Trustee)

Private investor. Formerly, Consultant (management and transactional) (2012-2014). Formerly, Chief Financial Officer, Aveon Group L.P. (investment management firm) (2010-2011). Formerly, Vice Chairman, Commercial Industrial Finance Corp. (specialty finance company) (2006-2010). Formerly, President and Chief Executive Officer, Prizm Capital Management, LLC (investment management firm) (2002-2005). Formerly, Executive Vice President and Chief Financial Officer, United Asset Management Corporation (investment management firm) (1982-2001). Formerly, Senior Manager, Price Waterhouse (now PricewaterhouseCoopers) (a registered public accounting firm) (1972-1981).

Directorships in the Last Five Years.(2) None.

Helen Frame Peters 1948	Trustee	2008

Professor of Finance, Carroll School of Management, Boston College. Formerly, Dean, Carroll School of Management, Boston College (2000-2002). Formerly, Chief Investment Officer, Fixed Income, Scudder Kemper Investments (investment management firm) (1998-1999). Formerly, Chief Investment Officer, Equity and Fixed Income, Colonial Management Associates (investment management firm) (1991-1998).

Directorships in the Last Five Years.(2) Formerly, Director of BJ’s Wholesale Club, Inc. (wholesale club retailer) (2004-2011). Formerly, Trustee of SPDR Index Shares Funds and SPDR Series Trust (exchange traded funds) (2000-2009). Formerly, Director of Federal Home Loan Bank of Boston (a bank for banks) (2007-2009).

Susan J. Sutherland 1957	Trustee	2015

Private investor. Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).

Directorships in the Last Five Years. Formerly, Director of Montpelier Re Holdings Ltd. (global provider of customized insurance and reinsurance products) (2013-2015).

Harriett Tee Taggart 1948	Trustee	2011

Managing Director, Taggart Associates (a professional practice firm). Formerly, Partner and Senior Vice President, Wellington Management Company, LLP (investment management firm) (1983-2006).

Directorships in the Last Five Years.(2) Director of Albemarle Corporation (chemicals manufacturer) (since 2007) and The Hanover Group (specialty property and casualty insurance company) (since 2009). Formerly, Director of Lubrizol Corporation (specialty chemicals) (2007-2011).

Scott E. Wennerholm 1959	Trustee	2016

Trustee at Wheelock College (postsecondary institution) (since 2012). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).

Directorships in the Last Five Years. None.

Principal Officers who are not Trustees
Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(3)	Principal Occupation(s) During Past Five Years
Payson F. Swaffield 1956	President	2003	Vice President and Chief Income Investment Officer of EVM and BMR. Also Vice President of Calvert Research and Management (“CRM”).

Maureen A. Gemma 1960	Vice President, Secretary and Chief Legal Officer	2005	Vice President of EVM and BMR. Also Vice President of CRM.

77

Eaton Vance

Global Macro Absolute Return Fund

October 31, 2017

Management and Organization — continued

Name and Year of Birth	Position(s) with the Trust and the Portfolio	Officer Since(3)	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)

James F. Kirchner 1967	Treasurer	2007	Vice President of EVM and BMR. Also Vice President of CRM.

Richard F. Froio 1968	Chief Compliance Officer	2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).

(1)	Year first appointed to serve as Trustee for a fund in the Eaton Vance family of funds. Each Trustee has served continuously since appointment unless indicated otherwise.
(2)

During their respective tenures, the Trustees (except for Mmes. Frost and Sutherland and Messrs. Fetting, Gorman and Wennerholm) also served as Board members of one or more of the following funds (which operated in the years noted): eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); eUnitsTM 2 Year U.S. Market Participation Trust II: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014); and Eaton Vance National Municipal Income Trust (launched in 1998 and terminated in 2009). However, Ms. Mosley did not serve as a Board member of eUnitsTM 2 Year U.S. Market Participation Trust: Upside to Cap / Buffered Downside (launched in 2012 and terminated in 2014).

(3)

Year first elected to serve as officer of a fund in the Eaton Vance family of funds when the officer has served continuously. Otherwise, year of most recent election as an officer of a fund in the Eaton Vance family of funds. Titles may have changed since initial election.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-262-1122.

78

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial advisor. Separate statements will be generated for each separate account and will be householded as described above.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

79

This Page Intentionally Left Blank

Investment Adviser of Global Macro Portfolio

Boston Management and Research

Two International Place

Boston, MA 02110

Investment Adviser and Administrator of Eaton Vance Global Macro Absolute Return Fund

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Independent Registered Public Accounting Firm

Deloitte & Touche LLP

200 Berkeley Street

Boston, MA 02116-5022

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

3041    10.31.17

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has amended the code of ethics as described in Form N-CSR during the period covered by this report to make clarifying changes consistent with Rule 21F-17 of the Securities Exchange Act of 1934, as amended. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, an independent trustee, as its audit committee financial expert. Mr. Park is a certified public accountant who is a private investor. Previously, he served as a consultant, as the Chief Financial Officer of Aveon Group, L.P. (an investment management firm), as the Vice Chairman of Commercial Industrial Finance Corp. (specialty finance company), as President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm), as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (an institutional investment management firm) and as a Senior Manager at Price Waterhouse (now PricewaterhouseCoopers) (an independent registered public accounting firm).

Item 4. Principal Accountant Fees and Services

Rule 2-01(c)(1)(ii)(A) of Regulation S-X (the “Loan Rule”) prohibits an accounting firm, such as the Portfolio’s principal accountant, Deloitte & Touche LLP (“D&T”), from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm generally would not be independent if it or a “covered person” of the accounting firm (within the meaning of applicable SEC rules relating to auditor independence) receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Based on information provided to the Audit Committee of the Board of Trustees (the “Audit Committee”) of the Eaton Vance family of funds by D&T, certain relationships between D&T and its affiliates (“Deloitte Entities”) and one or more lenders who are record owners of shares of one or more funds within the Eaton Vance family of funds (the “Funds”) implicate the Loan Rule, calling into question D&T’s independence with respect to the Funds. The Funds are providing this disclosure to explain the facts and circumstances as well as D&T’s conclusions concerning D&T’s objectivity and impartiality with respect to the audits of the Funds notwithstanding the existence of one or more breaches of the Loan Rule.

On June 20, 2016, the U.S. Securities and Exchange Commission (the “SEC”) issued no-action relief to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter (June 20, 2016) (the “No-Action Letter”)) related to an auditor independence issue arising under the Loan Rule. In the No-Action Letter, the SEC indicated that it would not recommend enforcement action against the fund group if the auditor is not in compliance with the Loan Rule provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the auditor’s non-compliance under the Loan Rule is with respect to certain lending relationships; and (3) notwithstanding such non-compliance, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The SEC has indicated that the no-action relief will expire 18 months from its issuance.

Based on information provided by D&T to the Audit Committee, the requirements of the No-Action Letter appear to be met with respect to D&T’s lending relationships described above. Among other things, D&T has advised the Audit Committee of its conclusion that the consequences of the breach of the Loan Rule have been satisfactorily addressed, that D&T’s objectivity and impartiality in the planning and conduct of the audits of the

Fund’s financial statements has not been compromised and that, notwithstanding the breach, D&T is in a position to continue as the auditor for the Funds and D&T does not believe any actions need to be taken with respect to previously issued reports by D&T. D&T has advised the Audit Committee that these conclusions were based in part on its consideration of the No-Action Letter and other relevant information communicated to the Audit Committee.

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2016 and October 31, 2017 by D&T for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/16	10/31/17
Audit Fees	$111,828	$136,596
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$47,459	$47,089
All Other Fees(3)	$0	$0

Total	$159,287	$183,685

(1)	Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.
(2)	Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other tax related compliance/planning matters.
(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the audit committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2016 and October 31, 2017; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/16	10/31/17
Registrant	$47,459	$47,089
Eaton Vance(1)	$56,434	$148,018

(1)	Certain subsidiaries of Eaton Vance Corp. provide ongoing services to the registrant.

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Global Macro Portfolio

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 22, 2017

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	December 22, 2017